UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York 10017

(Address of principal executive offices) (Zip code)

Lisa Snow, Esq.
c/o TIAA-CREF
730 Third Avenue,
New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

Item 1. Schedule of Investments.

TIAA Stock Index Account

TIAA STOCK INDEX ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2004

PRINCIPAL//SHARES			VALUE (000)
CORPORATE BONDS - 0.00%
HOLDING AND OTHER INVESTMENT OFFICES - 0.00%
		National Health Investors, Inc
$10,000	*	9.000%,01/01/06	$41

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	41

REAL ESTATE - 0.00%
		Brookfield Homes Corp
1,000	*	12.000%,06/30/20	1

		TOTAL REAL ESTATE	1

		TOTAL CORPORATE BOND	42

		(Cost $11)

PREFERRED STOCKS - 0.00%
ELECTRIC, GAS, AND SANITARY SERVICES - 0.00%
2,809	*	NiSource, Inc (Sails)	7

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	7

PRIMARY METAL INDUSTRIES - 0.00%
25,150	*	Superior Trust I	—

		TOTAL PRIMARY METAL INDUSTRIES	—

		TOTAL PREFERRED STOCK	7

		(Cost $25)

COMMON STOCKS - 99.97%
AGRICULTURAL PRODUCTION-CROPS - 0.01%
246		Alico, Inc	10
2,443		Delta & Pine Land Co	65
360	*	John B. Sanfilippo & Son	9

		TOTAL AGRICULTURAL PRODUCTION-CROPS	84

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.00%
26		Seaboard Corp	15

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	15

AMUSEMENT AND RECREATION SERVICES - 0.19%
3,321	*	Alliance Gaming Corp	50
1,792	*	Argosy Gaming Co	70
2,464	*	Aztar Corp	65
20,455	*	Caesars Entertainment, Inc	342
433		Churchill Downs, Inc	17
700		Dover Downs Gaming & Entertainment, Inc	7
1,000		Dover Motorsport, Inc	4
2,119	*	Gaylord Entertainment Co	66
7,708		Harrah’s Entertainment, Inc	408
2,182		International Speedway Corp (Class A)	109
1,142	*	Isle Of Capri Casinos, Inc	22
1,065	*	Lakes Entertainment, Inc	11
3,185	*	Magna Entertainment Corp (Class A)	17
1,437	*	MTR Gaming Group, Inc	13
1,472	*	Multimedia Games, Inc	23
519	*	Nevada Gold & Casinos, Inc	6
2,071	*	Penn National Gaming, Inc	84
6,211	*	Six Flags, Inc	34
1,000		Speedway Motorsports, Inc	33
2,946		Station Casinos, Inc	144

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
1,562	*	WMS Industries, Inc	40
717		World Wrestling Federation Entertainment, Inc	9

		TOTAL AMUSEMENT AND RECREATION SERVICES	1,574

APPAREL AND ACCESSORY STORES - 0.59%
6,633		Abercrombie & Fitch Co (Class A)	209
3,853	*	Aeropostale, Inc	101
3,634		American Eagle Outfitters, Inc	134
4,599	*	AnnTaylor Stores Corp	108
450		Bebe Stores, Inc	10
500		Buckle, Inc	14
1,286		Burlington Coat Factory Warehouse Corp	27
664	*	Cache, Inc	10
457	*	Carter’s, Inc	13
2,400	*	Casual Male Retail Group, Inc	13
1,052		Cato Corp (Class A)	23
806	*	Charlotte Russe Holding, Inc	9
7,700	*	Charming Shoppes, Inc	55
6,171	*	Chico’s FAS, Inc	211
1,177	*	Children’s Place Retail Stores, Inc	28
2,493		Christopher & Banks Corp	40
6,119		Claire’s Stores, Inc	153
1,500	*	Dress Barn, Inc	26
1,352		Finish Line, Inc (Class A)	42
10,006		Foot Locker, Inc	237
1,400	b*	Footstar, Inc	4
44,894		Gap, Inc	840
1,554	*	Genesco, Inc	37
1,138		Goody’s Family Clothing, Inc	10
2,122	*	Gymboree Corp	31
3,354	*	Hot Topic, Inc	57
1,184	*	Jo-Ann Stores, Inc	33
560	*	JOS A. Bank Clothiers, Inc	16
31,216		Limited Brands, Inc	696
6,514		Nordstrom, Inc	249
739		Oshkosh B’gosh, Inc (Class A)	15
5,329	*	Pacific Sunwear Of California, Inc	112
4,638	*	Payless Shoesource, Inc	47
10,792		Ross Stores, Inc	253
517	*	Shoe Carnival, Inc	6
1,437	*	Stage Stores, Inc	49
1,800		Talbots, Inc	45
36,263		TJX Cos, Inc	799
2,439	*	Too, Inc	44
3,382	*	Urban Outfitters, Inc	116

		TOTAL APPAREL AND ACCESSORY STORES	4,922

APPAREL AND OTHER TEXTILE PRODUCTS - 0.16%
2,663	*	Collins & Aikman Corp	11
904	*	Columbia Sportswear Co	49
1,418	*	DHB Industries, Inc	20
1,036	*	Guess?, Inc	18
1,589	*	Hartmarx Corp	12
8,460		Jones Apparel Group, Inc	303
2,000		Kellwood Co	73
7,265		Liz Claiborne, Inc	274
874		Oxford Industries, Inc	33
1,700		Phillips-Van Heusen Corp	38
2,909		Polo Ralph Lauren Corp	106
3,806	*	Quiksilver, Inc	97
5,532		VF Corp	274

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
3,191	*	Warnaco Group, Inc	71

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,379

AUTO REPAIR, SERVICES AND PARKING - 0.04%
646	*	Amerco, Inc	24
1,250		Central Parking Corp	17
1,736	*	Dollar Thrifty Automotive Group, Inc	42
1,626	*	Exide Technologies	26
1,073	*	Midas, Inc	17
582	*	Monro Muffler Brake, Inc	13
4,547		Ryder System, Inc	214

		TOTAL AUTO REPAIR, SERVICES AND PARKING	353

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.16%
5,154	*	Advance Auto Parts	177
273	*	America’s Car Mart, Inc	9
1,053	*	Asbury Automotive Group, Inc	14
12,420	*	Autonation, Inc	212
4,556	*	Autozone, Inc	352
7,418	*	Carmax, Inc	160
4,822	*	Copart, Inc	91
3,233	*	CSK Auto Corp	43
1,297	*	Group 1 Automotive, Inc	35
1,061		Lithia Motors, Inc (Class A)	23
809	*	MarineMax, Inc	18
3,061	*	O’Reilly Automotive, Inc	117
405	*	Rush Enterprises, Inc	5
1,793		Sonic Automotive, Inc	36
1,214		United Auto Group, Inc	30
744	*	West Marine, Inc	16

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,338

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.14%
878		Building Materials Holding Corp	24
1,029	*	Central Garden & Pet Co	32
4,181		Fastenal Co	241
155,833		Home Depot, Inc	6,109
7,563		Louisiana-Pacific Corp	196
53,849		Lowe’s Cos	2,927

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	9,529

BUSINESS SERVICES - 6.90%
2,373	*	@Road, Inc	10
1,510	*	24/7 Real Media, Inc	6
27,132	*	3Com Corp	114
2,635		Aaron Rents, Inc	57
2,600		ABM Industries, Inc	52
2,500	*	ActivCard Corp	15
9,084	*	Activision, Inc	126
3,595	*	Actuate Corp	13
5,409		Acxiom Corp	128
1,377	*	Administaff, Inc	16
16,467		Adobe Systems, Inc	815
2,172	*	Advent Software, Inc	37
2,039		Advo, Inc	63
7,880	*	Affiliated Computer Services, Inc (Class A)	439
3,625	*	Agile Software Corp	29
7,418	*	Akamai Technologies, Inc	104
3,113	*	Alliance Data Systems Corp	126
1,445	*	Altiris, Inc	46
1,337	*	AMN Healthcare Services, Inc	16

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
436	*	Ansoft Corp	7
1,047	*	Ansys, Inc	52
1,874	*	Anteon International Corp	69
3,300	*	Aquantive, Inc	32
2,100	*	Arbitron, Inc	77
4,191	*	Ariba, Inc	39
1,984	*	Armor Holdings, Inc	83
4,096	*	Ascential Software Corp	55
2,453	*	Asiainfo Holdings, Inc	12
4,122	*	Ask Jeeves, Inc	135
4,000	*	Aspect Communications Corp	40
5,855	*	Aspen Technology, Inc	41
546	*	Asset Acceptance Capital Corp	9
403	*	Atari, Inc	1
2,886	*	Autobytel, Inc	26
8,167		Autodesk, Inc	397
42,019		Automatic Data Processing, Inc	1,736
25,646	*	BEA Systems, Inc	177
8,366	*	Bisys Group, Inc	122
1,200	*	Blackboard, Inc	21
2,123	*	Blue Coat Systems, Inc	31
16,380	*	BMC Software, Inc	259
5,613	*	Borland Software Corp	47
1,224		Brady Corp (Class A)	60
3,945		Brink’s Co	119
18,512	*	Brocade Communications Systems, Inc	105
2,196	*	CACI International, Inc (Class A)	116
19,038	*	Cadence Design Systems, Inc	248
2,233	*	Captaris, Inc	10
1,406	*	Carreker Corp	11
3,624		Catalina Marketing Corp	84
493	*	CCC Information Services Group, Inc	9
900		CDI Corp	18
71,673		Cendant Corp	1,548
10,128	*	Ceridian Corp	186
1,892	*	Cerner Corp	82
4,279		Certegy, Inc	159
5,652	*	Checkfree Corp	156
5,808	*	ChoicePoint, Inc	248
4,981	*	Chordiant Software, Inc	14
3,700	*	Ciber, Inc	28
11,523	*	Citrix Systems, Inc	202
920	*	Clarus Corp	8
26,192	*	CMGI, Inc	32
8,863	*	CNET Networks, Inc	81
10,080	*	Cognizant Technology Solutions Corp	308
32,833		Computer Associates International, Inc	864
416		Computer Programs & Systems, Inc	8
12,477	*	Computer Sciences Corp	588
26,775	*	Compuware Corp	138
1,145	*	Concord Communications, Inc	10
1,542	*	Concur Technologies, Inc	16
11,750	*	Convergys Corp	158
2,255	*	Corillian Corp	10
1,115	*	CoStar Group, Inc	55
1,394	*	Covansys Corp	16
3,793	*	CSG Systems International, Inc	58
3,587	*	Cyberguard Corp	21
1,899	*	Cybersource Corp	9
4,324		Deluxe Corp	177
2,509	*	Dendrite International, Inc	40

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
703	*	Digimarc Corp	6
2,438	*	Digital Insight Corp	33
2,215	*	Digital River, Inc	66
426	*	DigitalNet Holdings, Inc	13
8,500	*	DoubleClick, Inc	50
5,522	*	DST Systems, Inc	246
5,244	*	Dun & Bradstreet Corp	308
5,279	*	E.piphany, Inc	21
9,627	*	Earthlink, Inc	99
1,800	*	Echelon Corp	14
2,488	*	Eclipsys Corp	39
1,105	*	eCollege.com, Inc	11
869	*	Education Lending Group, Inc	13
3,401	*	eFunds Corp	63
1,000		Electro Rent Corp	11
19,942	*	Electronic Arts, Inc	917
31,960		Electronic Data Systems Corp	620
1,475	*	Embarcadero Technologies, Inc	12
14,227	*	Enterasys Networks, Inc	23
4,419	*	Entrust, Inc	11
2,600	*	Epicor Software Corp	31
857	*	EPIQ Systems, Inc	13
9,789		Equifax, Inc	258
1,075	*	Equinix, Inc	33
1,565	*	eSpeed, Inc (Class A)	15
7,347	*	Extreme Networks, Inc	33
2,395	*	F5 Networks, Inc	73
1,500		Factset Research Systems, Inc	72
4,904		Fair Isaac Corp	143
2,707	*	Filenet Corp	47
1,351	*	FindWhat.com	25
61,611		First Data Corp	2,680
12,787	*	Fiserv, Inc	446
2,998	*	Getty Images, Inc	166
1,647		Gevity HR, Inc	25
1,200	*	Google, Inc (Class A)	156
351	*	Greg Manning Auctions, Inc	4
52		Grey Global Group, Inc	52
1,332	*	GSI Commerce, Inc	12
8,248		GTECH Holdings Corp	209
3,404	*	Harris Interactive, Inc	22
1,000		Healthcare Services Group	18
1,400	*	Heidrick & Struggles International, Inc	40
4,697		Henry (Jack) & Associates, Inc	88
6,619	*	Homestore, Inc	15
692	*	Hudson Highland Group, Inc	20
2,853	*	Hyperion Solutions Corp	97
230	*	IAC/InterActiveCorp Wts 02/04/09	5
1,441	*	IDX Systems Corp	47
1,449	*	iGate Corp	5
2,423		Imation Corp	86
17,181		IMS Health, Inc	411
1,090	*	Infocrossing, Inc	17
5,959	*	Informatica Corp	35
2,218	*	Infospace, Inc	105
1,967	*	infoUSA, Inc	18
485	*	Innovative Solutions & Support, Inc	12
2,541	*	Interactive Data Corp	48
3,359	*	Intergraph Corp	91
2,646	*	Internet Capital Group, Inc	17
2,744	*	Internet Security Systems, Inc	47

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
404		Interpool, Inc	8
27,452	*	Interpublic Group Of Cos, Inc	291
492	*	Intersections, Inc	7
596	*	Intervideo, Inc	7
3,184	*	Interwoven, Inc	23
1,058	*	Intrado, Inc	11
13,097	*	Intuit, Inc	595
3,071	*	Ipass, Inc	18
729	*	iPayment, Inc	29
6,838	*	Iron Mountain, Inc	231
3,649	*	iVillage, Inc	22
1,953	*	JDA Software Group, Inc	21
36,836	*	Juniper Networks, Inc	869
1,087	*	Jupitermedia Corp	19
3,727	*	Keane, Inc	57
1,200		Kelly Services, Inc (Class A)	32
1,631	*	Keynote Systems, Inc	23
1,774	*	Kforce, Inc	15
2,918	*	KFX ,Inc	22
1,718	*	Kinetic Concepts, Inc	90
2,200	*	Kintera, Inc	21
2,700	*	Korn/Ferry International	49
2,052	*	Kronos, Inc	91
2,950	*	Labor Ready, Inc	41
5,772	*	Lamar Advertising Co	240
3,863	*	Lawson Software, Inc	22
3,238	*	Lionbridge Technologies	28
6,635	*	Looksmart Ltd	10
4,803	*	Macromedia, Inc	96
3,427	*	Macrovision Corp	83
1,711	*	Magma Design Automation, Inc	26
2,098	*	Manhattan Associates, Inc	51
5,823		Manpower, Inc	259
919	*	Mantech International Corp (Class A)	17
4,273	*	Manugistics Group, Inc	10
1,033	*	MAPICS, Inc	9
1,404	*	Mapinfo Corp	15
402	*	MarketWatch, Inc	5
412	*	Marlin Business Services, Inc	8
3,375	*	Matrixone, Inc	17
11,492	*	McAfee, Inc	231
658		McGrath RentCorp	24
562	*	Medical Staffing Network Holdings, Inc	3
667	*	Memberworks, Inc	18
4,700	*	Mentor Graphics Corp	52
6,409	*	Mercury Interactive Corp	224
5,400	*	Micromuse, Inc	20
636,274		Microsoft Corp	17,593
939	*	MicroStrategy, Inc	39
3,498	*	Midway Games, Inc	35
6,915	*	Mindspeed Technologies, Inc	14
6,076		MoneyGram International, Inc	104
7,014	*	Monster Worldwide, Inc	173
7,306	*	MPS Group, Inc	61
1,100	*	MRO Software, Inc	11
1,833	*	MSC.Software Corp	15
3,262		National Instruments Corp	99
500	*	National Processing, Inc	13
1,100	*	NAVTEQ Corp	39
1,879	*	NCO Group, Inc	51
4,200	*	NCP Litigation Trust	(0)

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
5,970	*	NCR Corp	296
2,331		NDCHealth Corp	37
538	*	Neoforma, Inc	5
2,282	*	Netegrity, Inc	17
3,593	*	NETIQ Corp	38
679	*	Netratings, Inc	12
1,000	*	Netscout Systems, Inc	5
1,700	*	Network Equipment Technologies, Inc	11
1,732	*	NIC, Inc	9
26,305	*	Novell, Inc	166
13,472		Omnicom Group, Inc	984
827	*	Open Solutions, Inc	21
600	*	Opnet Technologies, Inc	6
3,218	*	Opsware, Inc	18
262,518	*	Oracle Corp	2,961
2,281	*	Packeteer, Inc	25
1,017	*	PalmSource, Inc	21
18,633	*	Parametric Technology Corp	98
1,347	*	PC-Tel, Inc	11
860	*	PDF Solutions, Inc	10
552	*	PDI, Inc	15
603	*	PEC Solutions, Inc	7
1,800	*	Pegasus Solutions, Inc	21
438	*	Pegasystems, Inc	3
24,367	*	Peoplesoft, Inc	484
4,935	*	Perot Systems Corp (Class A)	79
1,658	*	Pixar	131
1,598	*	PLATO Learning, Inc	14
2,060	*	Portal Software, Inc	6
800	*	Portfolio Recovery Associates, Inc	24
6,300	*	ProcureNet, Inc	1
2,052	*	Progress Software Corp	41
417	*	Proxymed, Inc	4
1,000		QAD, Inc	7
221	*	Quality Systems, Inc	11
3,456	*	Quest Software, Inc	38
1,871	*	R.H. Donnelley Corp	92
1,200	*	Radisys Corp	17
7,819	*	RealNetworks, Inc	36
11,250	*	Red Hat, Inc	138
2,170	*	Redback Networks, Inc	11
781		Renaissance Learning, Inc	17
4,908	*	Rent-A-Center, Inc	127
1,839	*	Rent-Way, Inc	13
3,716	*	Retek, Inc	17
1,608	*	Rewards Network, Inc	11
4,760		Reynolds & Reynolds Co (Class A)	117
10,282		Robert Half International, Inc	265
1,421		Rollins, Inc	35
4,293	*	RSA Security, Inc	83
5,099	*	S1 Corp	41
1,510	*	SafeNet, Inc	40
5,900	*	Sapient Corp	45
10,064	*	Scansoft, Inc	41
4,800	*	Secure Computing Corp	36
3,749	*	Seebeyond Technology Corp	12
1,706	*	Serena Software, Inc	29
349	*	SI International, Inc	8
29,162	*	Siebel Systems, Inc	220
4,049	*	Sitel Corp	9
588	*	SoftBrands, Inc	1

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
1,534	*	Sohu.com, Inc	26
4,132	*	SonicWALL, Inc	28
3,230	*	Sotheby’s Holdings, Inc (Class A)	51
1,366	*	Source Interlink Cos, Inc	13
4,207	*	Spherion Corp	33
900	*	SPSS, Inc	12
905	*	SRA International, Inc (Class A)	47
849		SS&C Technologies, Inc	17
746		Startek, Inc	23
1,182	*	Stellent, Inc	9
466	*	Stratasys, Inc	15
227,353	*	Sun Microsystems, Inc	919
19,970	*	SunGard Data Systems, Inc	475
2,522	*	SupportSoft, Inc	25
6,736	*	Sybase, Inc	93
1,700	*	Sykes Enterprises, Inc	8
21,582	*	Symantec Corp	1,184
455	*	SYNNEX Corp	8
10,114	*	Synopsys, Inc	160
403		Syntel, Inc	7
3,100	*	Take-Two Interactive Software, Inc	102
835		Talx Corp	19
2,768	*	TeleTech Holdings, Inc	26
2,833	*	THQ, Inc	55
13,792	*	TIBCO Software, Inc	117
1,039	*	Tier Technologies, Inc (Class B)	10
227	*	TippingPoint Technologies, Inc	5
5,832	*	Titan Corp	81
309	*	TNS, Inc	6
2,517		Total System Services, Inc	64
1,168	*	TradeStation Group, Inc	7
2,585	*	Transaction Systems Architects, Inc (Class A)	48
300	*	Travelzoo, Inc	16
2,119	*	Trizetto Group, Inc	12
3,314	*	Tumbleweed Communications Corp	8
3,517	*	Tyler Technologies, Inc	31
1,063	*	Ultimate Software Group, Inc	13
21,677	*	Unisys Corp	224
3,701	*	United Online, Inc	36
3,755	f*	United Rentals, Inc	60
1,098	*	Universal Compression Holdings, Inc	37
5,496	*	Valueclick, Inc	52
812	*	Verint Systems, Inc	30
17,237	*	VeriSign, Inc	343
29,446	*	Veritas Software Corp	524
2,069	*	Verity, Inc	27
1,519		Viad Corp	36
16,948	*	Vignette Corp	23
572	*	Volt Information Sciences, Inc	16
2,210	*	WatchGuard Technologies, Inc	10
2,094	*	WebEx Communications, Inc	46
21,702	*	WebMD Corp	151
3,244	*	webMethods, Inc	17
1,479	*	Websense, Inc	62
6,001	*	Westwood One, Inc	119
4,910	*	Wind River Systems, Inc	60
1,427	*	Witness Systems, Inc	23
78,261	*	Yahoo!, Inc	2,654
1,449	*	Zix Corp	7

		TOTAL BUSINESS SERVICES	57,728

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
CHEMICALS AND ALLIED PRODUCTS - 10.69%
108,411		Abbott Laboratories	4,592
5,917	*	Abgenix, Inc	58
1,183	*	Able Laboratories, Inc	23
897		Aceto Corp	13
2,849	*	Adolor Corp	32
656	*	Advancis Pharmaceutical Corp	5
15,826		Air Products & Chemicals, Inc	861
1,600	*	Albany Molecular Research, Inc	15
1,874		Albemarle Corp	66
4,371		Alberto-Culver Co	190
2,605	*	Alexion Pharmaceuticals, Inc	47
6,230	*	Alkermes, Inc	72
9,267		Allergan, Inc	672
2,624		Alpharma, Inc (Class A)	48
1,431	*	American Pharmaceutical Partners, Inc	39
348		American Vanguard Corp	12
90,794	*	Amgen, Inc	5,146
6,644	*	Amylin Pharmaceuticals, Inc	136
5,037	*	Andrx Corp	113
1,500		Arch Chemicals, Inc	43
1,660	*	Array Biopharma, Inc	12
2,452	*	Atherogenics, Inc	81
1,405	*	Atrix Laboratories, Inc	43
4,070	*	Avant Immunotherapeutics, Inc	7
7,783		Avery Dennison Corp	512
33,204		Avon Products, Inc	1,450
6,129	*	Barr Pharmaceuticals, Inc	254
454	*	Barrier Therapeutics, Inc	6
872	*	Benthley Pharmaceuticals, Inc	9
1,137	*	BioCryst Pharmaceuticals, Inc	6
2,648	*	Bioenvision, Inc	21
22,886	*	Biogen Idec, Inc	1,400
4,266	*	BioMarin Pharmaceutical, Inc	22
842	*	Biosite, Inc	41
1,087	*	Bone Care International, Inc	26
940	*	Bradley Pharmaceuticals, Inc	19
135,150		Bristol-Myers Squibb Co	3,199
4,244		Cabot Corp	164
2,400		Calgon Carbon Corp	17
1,815		Cambrex Corp	40
1,149	*	CancerVax Corp	9
631	*	Caraco Pharmaceutical Laboratories Ltd	5
3,105	*	Cell Genesys, Inc	28
3,499	*	Cell Therapeutics, Inc	24
3,899	*	Cephalon, Inc	187
3,206	*	Charles River Laboratories International, Inc	147
1,163	*	Chattem, Inc	38
6,618	*	Chiron Corp	293
4,279		Church & Dwight Co, Inc	120
10,642		Clorox Co	567
37,710		Colgate-Palmolive Co	1,704
2,200	*	Connetics Corp	59
428	*	Corgentech, Inc	7
3,871	*	Corixa Corp	16
7,909		Crompton Corp	75
2,851	*	Cubist Pharmaceuticals, Inc	28
2,881	*	Curis, Inc	13
3,041	*	Cypress Bioscience, Inc	35
2,754		Cytec Industries, Inc	135
1,078	*	Cytogen Corp	11

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
525	*	Cytokinetics, Inc	7
2,958	*	Dade Behring Holdings, Inc	165
315	*	DEL Laboratories, Inc	10
4,015	*	Dendreon Corp	34
1,474		Diagnostic Products Corp	60
900	*	Digene Corp	23
4,949	*	Discovery Laboratories, Inc	33
700	*	Dov Pharmaceutical, Inc	12
65,653		Dow Chemical Co	2,966
69,526		Du Pont (E.I.) de Nemours & Co	2,976
1,775	*	Durect Corp	2
1,041	*	Dusa Pharmaceuticals, Inc	12
5,382		Eastman Chemical Co	256
13,776		Ecolab, Inc	433
1,399	*	Elizabeth Arden, Inc	29
4,500	*	Encysive Pharmaceuticals, Inc	41
3,094	*	Enzon, Inc	49
1,950	*	Eon Labs, Inc	42
1,584	*	EPIX Pharmaceuticals, Inc	31
7,158		Estee Lauder Cos (Class A)	299
474	*	Eyetech Pharmaceuticals, Inc	16
2,913		Ferro Corp	64
1,824	*	First Horizon Pharmaceutical	36
2,528	*	FMC Corp	123
24,815	*	Forest Laboratories, Inc	1,116
3,645	*	Genaera Corp	14
6,116	*	Genelabs Technologies	16
30,022	*	Genentech, Inc	1,574
4,216	*	Genta, Inc	11
14,789	*	Genzyme Corp	805
1,978		Georgia Gulf Corp	88
3,135	*	Geron Corp	19
28,440	*	Gilead Sciences, Inc	1,063
70,745		Gillette Co	2,953
3,527		Great Lakes Chemical Corp	90
6,360	*	Guilford Pharmaceuticals, Inc	32
1,988		H.B. Fuller Co	54
956	*	Hollis-Eden Pharmaceuticals	10
11,025	*	Hospira, Inc	337
8,974	*	Human Genome Sciences, Inc	98
3,632	*	ICOS Corp	88
2,414	*	Idexx Laboratories, Inc	122
2,700	*	Ilex Oncology, Inc	68
8,050	*	IMC Global, Inc	140
4,293	*	ImClone Systems, Inc	227
1,932	*	Immucor, Inc	48
2,900	*	Immunogen, Inc	15
6,300	*	Immunomedics, Inc	16
3,380	*	Impax Laboratories, Inc	52
4,319	*	Indevus Pharmaceuticals, Inc	31
3,383	*	Inkine Pharmaceutical Co	17
2,221	*	Inspire Pharmaceuticals, Inc	35
236		Inter Parfums, Inc	3
1,694	*	InterMune, Inc	20
4,926		International Flavors & Fragrances, Inc	188
933	*	Inverness Medical Innovations, Inc	19
3,641	*	Invitrogen Corp	200
3,357	*	Isis Pharmaceuticals, Inc	16
1,537	*	Isolagen, Inc	15
13,042	*	IVAX Corp	250
16,832	*	King Pharmaceuticals, Inc	201

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
1,301	*	Kos Pharmaceuticals, Inc	46
349		Kronos Worldwide, Inc	14
2,481	*	KV Pharmaceutical Co (Class A)	44
400	*	Lannett Co, Inc	4
5,135	*	Ligand Pharmaceuticals, Inc (Class B)	51
67,753		Lilly (Eli) & Co	4,069
1,876		MacDermid, Inc	54
987		Mannatech, Inc	14
1,000	*	MannKind Corp	20
1,805	*	Martek Biosciences Corp	88
6,813	*	Medarex, Inc	50
3,315	*	Medicines Co	80
4,254		Medicis Pharmaceutical Corp (Class A)	166
17,962	*	MedImmune, Inc	426
154,456		Merck & Co, Inc	5,097
4,800	*	MGI Pharma, Inc	128
4,530	*	Millennium Chemicals, Inc	96
21,183	*	Millennium Pharmaceuticals, Inc	290
1,370		Minerals Technologies, Inc	81
19,174		Mylan Laboratories, Inc	345
970	*	Myogen, Inc	8
4,000	*	Nabi Biopharmaceuticals	54
847		Nature’s Sunshine Products, Inc	13
3,790	*	NBTY, Inc	82
5,807	*	Nektar Therapeutics	84
800	*	Neose Technologies, Inc	6
2,526	*	Neurocrine Biosciences, Inc	119
1,736	*	Neurogen Corp	11
954	*	NewMarket Corp	20
685	*	NitroMed, Inc	16
964		NL Industries, Inc	18
1,322	*	Northfield Laboratories, Inc	18
1,495	*	Noven Pharmaceuticals, Inc	31
2,588	*	NPS Pharmaceuticals, Inc	56
547	*	Nutraceutical International Corp	8
1,969	*	Nuvelo, Inc	19
730		Octel Corp	16
4,620		Olin Corp	92
1,900	*	OM Group, Inc	69
2,700	*	Omnova Solutions, Inc	16
2,409	*	Onyx Pharmaceuticals, Inc	104
2,301	*	OraSure Technologies, Inc	14
3,032	*	OSI Pharmaceuticals, Inc	186
1,792	*	Pain Therapeutics, Inc	13
3,661	*	Palatin Technologies, Inc	11
2,340	*	Par Pharmaceutical Cos, Inc	84
1,019	*	Penwest Pharmaceuticals Co	12
8,739	*	Peregrine Pharmaceuticals, Inc	14
650	*	PetMed Express, Inc	3
530,390		Pfizer, Inc	16,230
1,363	*	Pharmacyclics, Inc	14
854	*	Pharmion Corp	44
1,825		PolyMedica Corp	56
6,365	*	PolyOne Corp	48
1,425	*	Pozen, Inc	12
12,260		PPG Industries, Inc	751
3,663	*	Praecis Pharmaceuticals, Inc	8
23,126		Praxair, Inc	988
178,379		Procter & Gamble Co	9,654
2,083	*	Progenics Pharmaceuticals	31
6,891	*	Protein Design Labs, Inc	135

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
564		Quaker Chemical Corp	14
1,846	*	Quidel Corp	8
10,143	*	Revlon, Inc (Class A)	26
11,196		Rohm & Haas Co	481
8,531		RPM International, Inc	151
2,502	*	Salix Pharmaceuticals Ltd	54
482	*	Santarus, Inc	4
103,361		Schering-Plough Corp	1,970
3,627	*	Sciclone Pharmaceuticals, Inc	13
1,491	*	Scotts Co (Class A)	96
5,949	*	Sepracor, Inc	290
1,524	*	Serologicals Corp	36
8,310		Sherwin-Williams Co	365
4,902		Sigma-Aldrich Corp	284
7,559	b*	Solutia, Inc	2
500		Stepan Co	12
3,078	*	SuperGen, Inc	19
900	*	SurModics, Inc	21
1,732	*	Tanox, Inc	29
2,712	*	Terra Industries, Inc	23
1,614	*	Third Wave Technologies, Inc	11
1,125	*	United Therapeutics Corp	39
594	*	USANA Health Sciences, Inc	21
5,847		USEC, Inc	61
5,951		Valeant Pharmaceuticals International	144
3,402		Valspar Corp	159
4,480	*	VCA Antech, Inc	92
5,476	*	Vertex Pharmaceuticals, Inc	57
3,097	*	Vicuron Pharmaceuticals, Inc	45
3,847	*	Vion Pharmaceuticals, Inc	16
624	*	Virbac Corp	2
7,448	*	Watson Pharmaceuticals, Inc	219
2,293		Wellman, Inc	19
1,884		West Pharmaceutical Services, Inc	39
4,714	b*	WR Grace & Co	45
92,689		Wyeth	3,467
3,151	*	Zila, Inc	13
1,349	*	Zymogenetics, Inc	24

		TOTAL CHEMICALS AND ALLIED PRODUCTS	89,485

COAL MINING - 0.09%
3,797		Arch Coal, Inc	135
6,258		Consol Energy, Inc	218
5,274		Massey Energy Co	153
4,445		Peabody Energy Corp	264

		TOTAL COAL MINING	770

COMMUNICATIONS - 5.25%
821	*	AirGate PCS, Inc	16
2,139	*	Airspan Networks, Inc	12
4,420	*	Alamosa Holdings, Inc	34
683	*	Alaska Communications Systems Group, Inc	4
21,931		Alltel Corp	1,204
14,842	*	American Tower Corp (Class A)	228
1,232	*	Arch Wireless, Inc	35
55,400		AT&T Corp	793
158,639	*	AT&T Wireless Services, Inc	2,345
30,016	*	Avaya, Inc	418
465	*	Beasley Broadcast Group, Inc (Class A)	7
127,504		BellSouth Corp	3,458
1,076	*	Boston Communications Group	9

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
11,967	*	Cablevision Systems Corp (Class A)	243
600	*	Centennial Communications Corp	4
10,223		CenturyTel, Inc	350
18,720	*	Charter Communications, Inc (Class A)	50
13,787	*	Cincinnati Bell, Inc	48
3,758	*	Citadel Broadcasting Corp	48
36,993		Clear Channel Communications, Inc	1,153
87,774	*	Comcast Corp (Class A)	2,479
63,897	*	Comcast Corp (Special Class A)	1,784
1,582	*	Commonwealth Telephone Enterprises, Inc	69
16,123	*	Cox Communications, Inc (Class A)	534
2,400	*	Cox Radio, Inc (Class A)	36
13,275	*	Crown Castle International Corp	198
1,802	*	Crown Media Holdings, Inc (Class A)	15
1,200		CT Communications, Inc	17
3,424	*	Cumulus Media, Inc (Class A)	49
866		D&E Communications, Inc	10
47,125	*	DIRECTV Group, Inc	829
7,652	*	Dobson Communications Corp (Class A)	10
16,099	*	EchoStar Communications Corp (Class A)	501
3,406	*	Emmis Communications Corp (Class A)	62
2,805	*	Entercom Communications Corp	92
3,129	*	Entravision Communications Corp (Class A)	24
354	*	Fisher Communications, Inc	17
8,259	*	Foundry Networks, Inc	78
12,196	*	Fox Entertainment Group, Inc (Class A)	338
3,022	*	General Communication, Inc (Class A)	27
2,524		Global Payments, Inc	135
824		Golden Telecom, Inc	24
3,118		Gray Television, Inc	37
2,141		Hearst-Argyle Television, Inc	52
24,646	*	IAC/InterActiveCorp	543
2,397	*	IDT Corp	35
1,600	*	IDT Corp (Class B)	24
4,516	*	Infonet Services Corp (Class B)	7
2,972	*	Insight Communications Co, Inc	26
16,435	*	Internap Network Services Corp	11
872	*	ITC Deltacom, Inc	4
1,116	*	j2 Global Communications, Inc	35
47,202	*	Level 3 Communications, Inc	122
1,093		Liberty Corp	43
9,303	*	Liberty Media International, Inc	310
1,798	*	Lin TV Corp (Class A)	35
791	*	Lodgenet Entertainment Corp	10
291,241	*	Lucent Technologies, Inc	923
1,446	*	Mastec, Inc	8
39,967	f*	McLeodUSA, Inc Escrow	(0)
4,583	*	Mediacom Communications Corp	30
380	*	Metrocall Holdings, Inc	25
2,479	*	Net2Phone, Inc	8
700	*	Nexstar Broadcasting Group, Inc	6
69,717	*	Nextel Communications, Inc (Class A)	1,662
8,520	*	Nextel Partners, Inc (Class A)	141
3,959	*	NII Holdings, Inc (Class B)	163
1,200		North Pittsburgh Systems, Inc	25
1,281	*	Novatel Wireless, Inc	30
5,162	*	NTL, Inc	320
2,900	*	Paxson Communications Corp	4
3,675	*	Price Communications Corp	56
5,905	*	Primus Telecommunications Group	9
3,398	*	PTEK Holdings, Inc	29

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
97,298	*	Qwest Communications International, Inc	324
3,960	*	Radio One, Inc (Class A)	57
1,831	*	Radio One, Inc (Class D)	26
4,225	b*	RCN Corp	—
2,346	*	Regent Communications, Inc	13
1,057	*	Saga Communications, Inc (Class A)	18
695	*	Salem Communications Corp (Class A)	18
230,205		SBC Communications, Inc	5,974
468		Shenandoah Telecom Co	12
3,111		Sinclair Broadcast Group, Inc (Class A)	23
2,599	*	Spanish Broadcasting System, Inc (Class A)	26
2,718	*	Spectrasite, Inc	126
96,642		Sprint Corp	1,945
956		SureWest Communications	27
1,652	*	Talk America Holdings, Inc	9
3,655		Telephone & Data Systems, Inc	308
20,864	*	Terremark Worldwide, Inc	13
3,067	*	Time Warner Telecom, Inc (Class A)	15
3,172	*	Tivo, Inc	21
2,652	*	Triton PCS Holdings, Inc (Class A)	7
1,032	*	U.S. Cellular Corp	45
4,890	*	Ubiquitel, Inc	20
24,150	*	UnitedGlobalcom, Inc (Class A)	180
14,670	*	Univision Communications, Inc (Class A)	464
192,561		Verizon Communications, Inc	7,583
7,400		Viacom, Inc (Class A)	252
98,978		Viacom, Inc (Class B)	3,322
1,307	*	West Corp	38
5,266	*	Western Wireless Corp (Class A)	135
1,900	f*	Wiltel Communications Group, Inc Escrow Rts	—
3,292	*	Wireless Facilities, Inc	23
10,451	*	XM Satellite Radio Holdings, Inc	324
1,003	*	Young Broadcasting, Inc (Class A)	11

		TOTAL COMMUNICATIONS	43,879

DEPOSITORY INSTITUTIONS - 10.46%
1,016		1st Source Corp	26
711		ABC Bancorp	14
626	*	ACE Cash Express, Inc	16
59	*	AmericanWest Bancorp	1
24,854		AmSouth Bancorp	606
1,467		Anchor Bancorp Wisconsin, Inc	38
628		Arrow Financial Corp	19
7,759		Associated Banc-Corp	249
5,726		Astoria Financial Corp	203
283		Bancfirst Corp	18
5,600		Bancorpsouth, Inc	129
500		BancTrust Financial Group, Inc	9
5,476		Bank Mutual Corp	66
281,828		Bank Of America Corp	12,212
1,000		Bank Of Granite Corp	19
4,703		Bank Of Hawaii Corp	222
54,422		Bank Of New York Co, Inc	1,587
638		Bank Of The Ozarks, Inc	19
2,977		BankAtlantic Bancorp, Inc (Class A)	55
12,200		Banknorth Group, Inc	427
2,181	*	BankUnited Financial Corp (Class A)	64
777		Banner Corp	23
39,479		BB&T Corp	1,567
449		Berkshire Hills Bancorp, Inc	17
480	*	BFC Financial Corp	5

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
1,341	*	BOK Financial Corp	60
1,898		Boston Private Financial Holdings, Inc	47
534		Bryn Mawr Bank Corp	11
580		Camden National Corp	20
500		Capital City Bank Group, Inc	19
333		Capital Corp of the West	14
294	*	Capital Crossing Bank	7
1,624		Capitol Federal Financial	52
1,121		Cascade Bancorp	22
3,046		Cathay General Bancorp	113
262		CB Bancshares, Inc	25
622		Center Financial Corp	12
650	*	Central Coast Bancorp	13
1,000		Central Pacific Financial Corp	28
229		Century Bancorp, Inc (Class A)	7
285		Charter Financial Corp	10
1,640		Chemical Financial Corp	60
3,197		Chittenden Corp	87
359,403		Citigroup, Inc	15,857
3,400	*	Citigroup, Inc (Litigation Wts)	5
3,061		Citizens Banking Corp	100
651		Citizens First Bancorp, Inc	16
550		City Bank	19
1,237		City Holding Co	41
2,882		City National Corp	187
873		Coastal Financial Corp	13
675		CoBiz, Inc	11
8,530		Colonial Bancgroup, Inc	174
416		Columbia Bancorp	12
1,059		Columbia Banking System, Inc	25
12,537		Comerica, Inc	744
4,811		Commerce Bancorp, Inc	266
4,379		Commerce Bancshares, Inc	211
2,474		Commercial Capital Bancorp, Inc	56
3,124		Commercial Federal Corp	84
1,636		Community Bank System, Inc	41
995		Community Trust Bancorp, Inc	31
8,852		Compass Bancshares, Inc	388
1,170		Corus Bankshares, Inc	50
3,532		Cullen/Frost Bankers, Inc	164
2,577		CVB Financial Corp	57
2,409		Dime Community Bancshares	40
1,439		Downey Financial Corp	79
3,493		East West Bancorp, Inc	117
1,563	*	Euronet Worldwide, Inc	29
447		Farmers Capital Bank Corp	15
1,153		Fidelity Bankshares, Inc	43
34,189		Fifth Third Bancorp	1,683
559		Financial Institutions, Inc	13
480		First Bancorp (North Carolina)	16
2,338		First Bancorp (Puerto Rico)	113
900		First Busey Corp (Class A)	17
2,100		First Charter Corp	51
436		First Citizens Bancshares, Inc (Class A)	51
4,204		First Commonwealth Financial Corp	57
831		First Community Bancorp	34
710		First Community Bancshares, Inc	23
1,238		First Federal Capital Corp	37
2,593		First Financial Bancorp	44
1,093		First Financial Bankshares, Inc	44
1,000		First Financial Corp (Indiana)	31

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
1,000		First Financial Holdings, Inc	31
9,046		First Horizon National Corp	392
1,295		First Merchants Corp	32
3,362		First Midwest Bancorp, Inc	116
3,189		First National Bankshares of Florida, Inc	78
465		First Oak Brook Bancshares, Inc	14
200		First Of Long Island Corp	9
904		First Republic Bank	42
499		First State Bancorp	16
1,200	*	FirstFed Financial Corp	59
5,818		FirstMerit Corp	153
1,967		Flagstar Bancorp, Inc	42
1,105		Flushing Financial Corp	21
154		FMS Financial Corp	2
3,097		FNB Corp	69
419		FNB Corp (Virginia)	11
739	*	Franklin Bank Corp	13
1,064		Frontier Financial Corp	38
8,101		Fulton Financial Corp	173
375		GB&T Bancshares, Inc	8
1,530		Glacier Bancorp, Inc	45
2,600		Gold Banc Corp, Inc	35
8,860		Golden West Financial Corp	983
832		Great Southern Bancorp, Inc	26
8,667		Greenpoint Financial Corp	401
1,914		Hancock Holding Co	61
1,510		Hanmi Financial Corp	46
1,557		Harbor Florida Bancshares, Inc	48
1,734		Harleysville National Corp	43
928		Heartland Financial U.S.A., Inc	17
11,351		Hibernia Corp (Class A)	300
707		Horizon Financial Corp	14
5,161		Hudson City Bancorp, Inc	184
2,240		Hudson River Bancorp, Inc	43
3,093		Hudson United Bancorp	114
16,187		Huntington Bancshares, Inc	403
409		IberiaBank Corp	24
926		Independent Bank Corp (Massachusetts)	29
1,527		Independent Bank Corp (Michigan)	41
3,878		IndyMac Bancorp, Inc	140
1,112		Integra Bank Corp	24
900	*	Intercept, Inc	17
616		Interchange Financial Services Corp	15
2,441		International Bancshares Corp	90
1,234		Irwin Financial Corp	32
332	*	Itla Capital Corp	15
247,380		JPMorgan Chase & Co	9,828
29,870		KeyCorp	944
2,123		KNBT Bancorp, Inc	36
887		Lakeland Bancorp, Inc	15
367		Lakeland Financial Corp	12
4,803		M & T Bank Corp	460
529		Macatawa Bank Corp	15
1,974		MAF Bancorp, Inc	85
944		Main Street Banks, Inc	29
664		MainSource Financial Group, Inc	14
16,106		Marshall & Ilsley Corp	649
1,219		MB Financial, Inc	48
1,138		MBT Financial Corp	22
30,438		Mellon Financial Corp	843
498		Mercantile Bank Corp	17

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
5,608		Mercantile Bankshares Corp	269
1,600		Mid-State Bancshares	41
600		Midwest Banc Holdings, Inc	12
1,144		Nara Bancorp, Inc	23
219		NASB Financial, Inc	9
42,882		National City Corp	1,656
14,292		National Commerce Financial Corp	489
1,665		National Penn Bancshares, Inc	53
514		NBC Capital Corp	13
2,152		NBT Bancorp, Inc	50
3,228		NetBank, Inc	32
18,040		New York Community Bancorp, Inc	371
3,283		NewAlliance Bancshares, Inc	47
12,399		North Fork Bancorp, Inc	551
13,854		Northern Trust Corp	565
792		Northwest Bancorp, Inc	18
221		Oak Hill Financial, Inc	8
786		OceanFirst Financial Corp	19
2,600	*	Ocwen Financial Corp	24
4,923		Old National Bancorp	122
1,064		Old Second Bancorp, Inc	30
593		Omega Financial Corp	21
3,244		Pacific Capital Bancorp	96
768		Park National Corp	98
1,431		Partners Trust Financial Group, Inc	15
520		Peapack Gladstone Financial Corp	16
381		Pennfed Financial Services, Inc	12
550		Pennrock Financial Services Corp	15
795		Peoples Bancorp, Inc	21
2,611		People’s Bank	93
513		Peoples Holding Co	17
1,085		PFF Bancorp, Inc	42
20,422		PNC Financial Services Group, Inc	1,105
2,753		Provident Bancorp, Inc	32
2,140		Provident Bankshares Corp	72
349		Provident Financial Holdings	10
4,876		Provident Financial Services, Inc	84
1,974		R & G Financial Corp (Class B)	76
33,644		Regions Financial Corp	1,112
531		Republic Bancorp, Inc (Class A) (Kentucky)	12
4,449		Republic Bancorp, Inc (Michigan)	69
997		Riggs National Corp	22
293		Royal Bancshares Of Pennsylvania (Class A)	7
1,811		S & T Bancorp, Inc	65
806		S.Y. Bancorp, Inc	18
357		Santander Bancorp	9
550		SCBT Financial Corp	16
940		Seacoast Banking Corp Of Florida	20
253		Security Bank Corp	9
388	*	Signature Bank	10
2,887	*	Silicon Valley Bancshares	107
1,066		Simmons First National Corp (Class A)	27
7,276		Sky Financial Group, Inc	182
362		Smithtown Bancorp, Inc	9
4,243		South Financial Group, Inc	120
624		Southside Bancshares, Inc	13
24,009		SouthTrust Corp	1,000
4,770		Southwest Bancorp Of Texas, Inc	96
740		Southwest Bancorp, Inc	16
21,993		Sovereign Bancorp, Inc	480
580		State Bancorp, Inc	13

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
345		State Financial Services Corp (Class A)	9
23,503		State Street Corp	1,004
952		Sterling Bancorp	26
2,600		Sterling Bancshares, Inc	35
1,423		Sterling Financial Corp (Pennsylvania)	38
1,570	*	Sterling Financial Corp (Spokane)	55
507	*	Sun Bancorp, Inc (New Jersey)	11
17,533		SunTrust Banks, Inc	1,234
21,261		Synovus Financial Corp	556
300		Taylor Capital Group, Inc	7
10,386		TCF Financial Corp	315
1,482	*	Texas Capital Bancshares, Inc	27
2,604		Texas Regional Bancshares, Inc (Class A)	81
1,572		TierOne Corp	36
726		Trico Bancshares	15
5,202		Trustco Bank Corp NY	67
3,402		Trustmark Corp	106
133,233		U.S. Bancorp	3,850
1,058		U.S.B. Holding Co, Inc	27
3,139		UCBH Holdings, Inc	123
1,144		UMB Financial Corp	55
3,040		Umpqua Holdings Corp	69
543		Union Bankshares Corp	17
3,711		UnionBanCal Corp	220
2,534		United Bankshares, Inc	88
1,791		United Community Banks, Inc	43
1,981		United Community Financial Corp	23
528		Univest Corp of Pennsylvania	22
1,587		Unizan Financial Corp	44
7,192		Valley National Bancorp	184
402	*	Virginia Commerce Bancorp	11
524		Virginia Financial Group, Inc	17
5,189		W Holding Co, Inc	99
90,556		Wachovia Corp	4,252
5,341		Washington Federal, Inc	134
881		Washington Trust Bancorp, Inc	23
3,532		Webster Financial Corp	174
116,800		Wells Fargo & Co	6,965
1,533		Wesbanco, Inc	45
1,260		West Bancorporation	21
1,194		West Coast Bancorp	25
2,316		Westamerica Bancorp	127
354	*	Western Sierra Bancorp	12
2,764		Whitney Holding Corp	116
4,525		Wilmington Trust Corp	164
490	*	Wilshire Bancorp, Inc	15
1,371		Wintrust Financial Corp	79
620		WSFS Financial Corp	31
558		Yardville National Bancorp	16
6,385		Zions Bancorp	390

		TOTAL DEPOSITORY INSTITUTIONS	87,595

EATING AND DRINKING PLACES - 0.71%
6,027		Applebee’s International, Inc	152
5,554		Aramark Corp (Class B)	134
758	*	BJ’s Restaurants, Inc	12
2,400		Bob Evans Farms, Inc	65
6,702	*	Brinker International, Inc	209
395	*	Buffalo Wild Wings, Inc	11
1,020	*	California Pizza Kitchen, Inc	22
3,340		CBRL Group, Inc	121

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
2,674	*	CEC Entertainment, Inc	98
3,658	*	CKE Restaurants, Inc	40
1,430	*	Cosi, Inc	8
11,718		Darden Restaurants, Inc	273
790	*	Dave & Buster’s, Inc	15
1,384		IHOP Corp	53
2,536	*	Jack In The Box, Inc	80
4,363	*	Krispy Kreme Doughnuts, Inc	55
1,378		Landry’s Restaurants, Inc	38
1,175		Lone Star Steakhouse & Saloon, Inc	30
89,122		McDonald’s Corp	2,498
1,720	*	O’Charley’s, Inc	28
4,319		Outback Steakhouse, Inc	179
1,702	*	P.F. Chang’s China Bistro, Inc	83
875	*	Papa John’s International, Inc	27
2,362	*	Rare Hospitality International, Inc	63
832	*	Red Robin Gourmet Burgers, Inc	36
4,500		Ruby Tuesday, Inc	125
3,096	*	Ryan’s Restaurant Group, Inc	46
4,074	*	Sonic Corp	104
3,601	*	The Cheesecake Factory, Inc	156
1,689	*	The Steak N Shake Co	29
955		Triarc Cos (Class A)	11
1,910		Triarc Cos (Class B)	22
7,905		Wendy’s International, Inc	266
20,653		Yum! Brands, Inc	840

		TOTAL EATING AND DRINKING PLACES	5,929

EDUCATIONAL SERVICES - 0.19%
10,477	*	Apollo Group, Inc (Class A)	769
7,039	*	Career Education Corp	200
6,096	*	Corinthian Colleges, Inc	82
4,016	*	DeVry, Inc	83
4,955	*	Education Management Corp	132
3,070	*	ITT Educational Services, Inc	111
2,500	*	Laureate Education, Inc	93
753	*	Learning Tree International, Inc	11
1,157	*	Princeton Review, Inc	9
968		Strayer Education, Inc	111
982	*	Universal Technical Institute, Inc	30

		TOTAL EDUCATIONAL SERVICES	1,631

ELECTRIC, GAS, AND SANITARY SERVICES - 3.61%
43,022	*	AES Corp	430
4,464		AGL Resources, Inc	137
8,638	*	Allegheny Energy, Inc	138
1,993		Allete, Inc	65
7,401		Alliant Energy Corp	184
16,153	*	Allied Waste Industries, Inc	143
13,093		Ameren Corp	604
28,407		American Electric Power Co, Inc	908
1,100		American States Water Co	27
6,486		Aqua America, Inc	143
13,555	*	Aquila, Inc	42
3,559		Atmos Energy Corp	90
3,500		Avista Corp	63
2,253		Black Hills Corp	63
1,000		California Water Service Group	29
28,919	*	Calpine Corp	84
800		Cascade Natural Gas Corp	17
1,195	*	Casella Waste Systems, Inc (Class A)	14

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
19,443		Centerpoint Energy, Inc	201
846		Central Vermont Public Service Corp	17
1,183		CH Energy Group, Inc	54
12,513		Cinergy Corp	496
19,601		Citizens Communications Co	262
3,305		Cleco Corp	57
11,368	*	CMS Energy Corp	108
556		Connecticut Water Service, Inc	15
15,657		Consolidated Edison, Inc	658
11,749		Constellation Energy Group, Inc	468
165		Crosstex Energy, Inc	7
22,667		Dominion Resources, Inc	1,479
8,774		DPL, Inc	181
11,808		DTE Energy Co	498
64,647		Duke Energy Corp	1,480
5,400		Duquesne Light Holdings, Inc	97
513	*	Duratek, Inc	9
19,348	*	Dynegy, Inc (Class A)	97
20,819		Edison International	552
44,364		El Paso Corp	408
3,388	*	El Paso Electric Co	54
1,602		Empire District Electric Co	33
2,526		Energen Corp	130
10,424		Energy East Corp	262
453		EnergySouth, Inc	12
16,050		Entergy Corp	973
4,306		Equitable Resources, Inc	234
45,770		Exelon Corp	1,679
21,807		FirstEnergy Corp	896
12,927		FPL Group, Inc	883
4,858		Great Plains Energy, Inc	142
5,200		Hawaiian Electric Industries, Inc	138
2,558		Idacorp, Inc	74
11,533		KeySpan Corp	452
6,443		Kinder Morgan, Inc	405
1,400		Laclede Group, Inc	41
7,850		MDU Resources Group, Inc	207
1,200		MGE Energy, Inc	38
740		Middlesex Water Co	13
4,958		National Fuel Gas Co	140
1,850		New Jersey Resources Corp	77
3,050		Nicor, Inc	112
17,728		NiSource, Inc	372
8,777		Northeast Utilities	170
1,750		Northwest Natural Gas Co	56
5,450	*	NRG Energy, Inc	147
3,639		NSTAR	179
1,000	*	NUI Corp	13
6,121		OGE Energy Corp	154
6,261		Oneok, Inc	163
1,700		Otter Tail Corp	43
2,462		Peoples Energy Corp	103
10,872		Pepco Holdings, Inc	216
28,864	*	PG&E Corp	877
2,354		Piedmont Natural Gas Co, Inc	103
5,818		Pinnacle West Capital Corp	241
4,199		PNM Resources, Inc	95
12,049		PPL Corp	568
16,108		Progress Energy, Inc	682
5,000	*	Progress Energy, Inc (Cvo)	—
16,050		Public Service Enterprise Group, Inc	684

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
6,554		Puget Energy, Inc	149
5,255		Questar Corp	241
20,600	*	Reliant Resources, Inc	192
10,488		Republic Services, Inc	312
1,126		Resource America, Inc (Class A)	27
7,241		SCANA Corp	270
14,197		Sempra Energy	514
8,800	*	Sierra Pacific Resources	79
447		SJW Corp	15
954		South Jersey Industries, Inc	46
50,834		Southern Co	1,524
4,318	*	Southern Union Co	89
2,332		Southwest Gas Corp	56
931		Southwest Water Co	11
3,019	*	Stericycle, Inc	139
13,093		TECO Energy, Inc	177
1,057		Texas Genco Holdings, Inc	49
20,590		TXU Corp	987
2,868		UGI Corp	107
892		UIL Holdings Corp	44
2,373		Unisource Energy Corp	58
5,260		Vectren Corp	132
3,033	*	Waste Connections, Inc	96
41,709		Waste Management, Inc	1,140
5,944		Westar Energy, Inc	120
3,691		Western Gas Resources, Inc	106
3,300		WGL Holdings, Inc	93
36,056		Williams Cos, Inc	436
8,100		Wisconsin Energy Corp	258
2,680		WPS Resources Corp	121
28,092		Xcel Energy, Inc	487

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	30,261

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 7.67%
1,556	*	Actel Corp	24
4,420		Adtran, Inc	100
1,193	*	Advanced Energy Industries, Inc	11
6,041	*	Advanced Fibre Communications, Inc	96
24,577	*	Advanced Micro Devices, Inc	320
4,300	*	Aeroflex, Inc	45
46,506	*	Agere Systems, Inc (Class A)	49
70,211	*	Agere Systems, Inc (Class B)	72
1,895	*	Alliance Semiconductor Corp	7
26,842	*	Altera Corp	525
11,805		American Power Conversion Corp	205
1,695	*	American Superconductor Corp	21
4,556		Ametek, Inc	138
2,169	*	AMIS Holdings, Inc	29
6,298	*	Amkor Technology, Inc	23
4,718	*	Amphenol Corp (Class A)	162
25,778		Analog Devices, Inc	1,000
1,600	*	Anaren Microwave, Inc	22
1,164	*	Applica, Inc	5
21,599	*	Applied Micro Circuits Corp	68
589		Applied Signal Technology, Inc	19
6,045	*	Arris Group, Inc	32
2,137	*	Artesyn Technologies, Inc	21
1,599	*	Artisan Components, Inc	47
645	*	Atheros Communications, Inc	7
29,484	*	Atmel Corp	107
2,169	*	ATMI, Inc	44

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
5,536	*	Avanex Corp	11
3,547		AVX Corp	42
2,164		Baldor Electric Co	51
674		Bel Fuse, Inc (Class B)	22
2,853	*	Benchmark Electronics, Inc	85
16,321	*	Broadcom Corp (Class A)	445
1,800		C&D Technologies, Inc	34
1,465	*	California Micro Devices Corp	11
5,785	*	Capstone Turbine Corp	9
2,890	*	Carrier Access Corp	20
300	*	Catapult Communications Corp	6
2,989	*	C-COR, Inc	25
1,109	*	Ceradyne, Inc	49
2,612	*	Checkpoint Systems, Inc	41
493	*	Cherokee International Corp	4
39,460	*	CIENA Corp	78
1,163	*	Comtech Telecommunications	32
13,590	*	Comverse Technology, Inc	256
32,205	*	Conexant Systems, Inc	52
27,053	*	Corvis Corp	22
5,399	*	Cree, Inc	165
2,100		CTS Corp	26
1,000		Cubic Corp	23
8,434	*	Cypress Semiconductor Corp	75
1,813	*	DDi Corp	9
1,168	*	Digital Theater Systems, Inc	21
417	*	Diodes, Inc	11
2,576	*	Ditech Communications Corp	58
607	*	Drexler Technology Corp	6
1,939	*	DSP Group, Inc	41
859	*	Dupont Photomasks, Inc	15
13,311	*	Eagle Broadband, Inc	10
2,000	*	Electro Scientific Industries, Inc	35
30,030		Emerson Electric Co	1,859
756	*	EMS Technologies, Inc	13
6,202	*	Energizer Holdings, Inc	286
934	*	Energy Conversion Devices, Inc	12
4,002	*	Entegris, Inc	33
2,200	*	ESS Technology, Inc	15
2,800	*	Exar Corp	40
8,286	*	Fairchild Semiconductor International, Inc	117
11,493	*	Finisar Corp	15
924		Franklin Electric Co, Inc	37
9,100	*	Freescale Semiconductor, Inc	130
2,934	*	FuelCell Energy, Inc	30
15,290	*	Gemstar-TV Guide International, Inc	86
732,326		General Electric Co	24,592
2,198	*	Genesis Microchip, Inc	30
870	*	Genlyte Group, Inc	56
6,759	*	GrafTech International Ltd	94
4,090		Harman International Industries, Inc	441
5,636	*	Harmonic, Inc	37
4,775		Harris Corp	262
1,700		Helix Technology Corp	23
1,700	*	Hexcel Corp	23
3,520		Hubbell, Inc (Class B)	158
1,800	*	Hutchinson Technology, Inc	48
900	*	Inet Technologies, Inc	11
5,045	*	Integrated Circuit Systems, Inc	108
7,233	*	Integrated Device Technology, Inc	69
2,100	*	Integrated Silicon Solution, Inc	15

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
449,584		Intel Corp	9,019
3,915	*	Interdigital Communications Corp	64
4,594	*	International Rectifier Corp	158
9,742		Intersil Corp (Class A)	155
1,400		Inter-Tel, Inc	30
2,296	*	InterVoice, Inc	25
1,160	*	IXYS Corp	8
10,780	*	Jabil Circuit, Inc	248
93,458	*	JDS Uniphase Corp	315
6,007	*	Kemet Corp	49
4,991	*	Kopin Corp	20
6,353		L-3 Communications Holdings, Inc	426
7,863	*	Lattice Semiconductor Corp	39
574	*	Lifeline Systems, Inc	14
22,260		Linear Technology Corp	807
1,534	*	Littelfuse, Inc	53
1,293		LSI Industries, Inc	13
26,560	*	LSI Logic Corp	114
1,646	*	Magnetek, Inc	12
3,108	*	Mattson Technology, Inc	24
23,050		Maxim Integrated Products, Inc	975
5,338		Maytag Corp	98
8,165	*	McData Corp (Class A)	41
943	*	Medis Technologies Ltd	11
2,262	*	MEMC Electronic Materials, Inc	19
1,540	*	Mercury Computer Systems, Inc	41
1,251	*	Merix Corp	13
2,500		Methode Electronics, Inc	32
400	*	Metrologic Instruments, Inc	6
4,755	*	Micrel, Inc	49
14,149		Microchip Technology, Inc	380
39,886	*	Micron Technology, Inc	480
4,228	*	Microsemi Corp	60
4,100	*	Microtune, Inc	22
1,295	*	Microvision, Inc	8
2,847	*	MIPS Technologies, Inc	16
1,718	*	Mobility Electronics, Inc	14
8,643		Molex, Inc	258
1,515	*	Monolithic System Technology, Inc	7
1,809	*	Moog, Inc (Class A)	66
163,563		Motorola, Inc	2,951
7,339	*	MRV Communications, Inc	18
2,855	*	Mykrolis Corp	29
300		National Presto Industries, Inc	13
25,542		National Semiconductor Corp	396
3,233	*	NMS Communications Corp	16
10,695	*	Novellus Systems, Inc	284
11,534	*	Nvidia Corp	167
3,866	*	Omnivision Technologies, Inc	55
8,363	*	ON Semiconductor Corp	26
4,212	*	Openwave Systems, Inc	37
8,470	*	Oplink Communications, Inc	15
1,276	*	Optical Communication Products, Inc	3
869	*	OSI Systems, Inc	14
6,137	*	Paradyne Networks, Inc	28
1,250		Park Electrochemical Corp	27
1,447	*	Pericom Semiconductor Corp	14
2,260	*	Photronics, Inc	38
2,814	*	Pixelworks, Inc	28
3,309		Plantronics, Inc	143
3,100	*	Plexus Corp	34

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
3,483	*	Plug Power, Inc	22
2,974	*	PLX Technology, Inc	21
11,897	*	PMC-Sierra, Inc	105
7,006	*	Polycom, Inc	139
458	*	Powell Industries, Inc	8
1,813	*	Power Integrations, Inc	37
4,438	*	Power-One, Inc	29
7,309	*	Powerwave Technologies, Inc	45
6,815	*	QLogic Corp	202
111,718		Qualcomm, Inc	4,361
6,100	*	Rambus, Inc	96
2,306	*	Rayovac Corp	61
1,663		Regal-Beloit Corp	40
4,091	*	Remec, Inc	19
12,915	*	RF Micro Devices, Inc	82
12,762		Rockwell Collins, Inc	474
1,100	*	Rogers Corp	47
36,135	*	Sanmina-SCI Corp	255
2,915	*	SBA Communications Corp	20
1,000	*	SBS Technologies, Inc	12
10,570		Scientific-Atlanta, Inc	274
1,500	*	Seachange International, Inc	24
5,166	*	Semtech Corp	99
1,709	*	Sigmatel, Inc	36
5,145	*	Silicon Image, Inc	65
2,561	*	Silicon Laboratories, Inc	85
5,900	*	Silicon Storage Technology, Inc	38
500	*	Siliconix, Inc	18
1,800	*	Sipex Corp	9
85,893	*	Sirius Satellite Radio, Inc	275
10,341	*	Skyworks Solutions, Inc	98
1,197		Smith (A.O.) Corp	29
1,632	*	Spatialight, Inc	10
1,100		Spectralink Corp	10
710	*	Staktek Holdings, Inc	3
1,279	*	Standard Microsystems Corp	22
700	*	Stoneridge, Inc	10
6,000	*	Stratex Networks, Inc	13
745	*	Supertex, Inc	14
12,134	*	Sycamore Networks, Inc	46
2,907	*	Symmetricom, Inc	28
1,530	*	Synaptics, Inc	31
2,804	*	Technitrol, Inc	55
3,400	*	Tekelec	57
29,464	*	Tellabs, Inc	271
4,400	*	Terayon Communication Systems, Inc	9
1,675	*	Tessera Technologies, Inc	37
122,177		Texas Instruments, Inc	2,600
4,084		Thomas & Betts Corp	110
10,352	*	Transmeta Corp	13
1,302	*	Trident Microsystems, Inc	13
2,378	*	Tripath Technology, Inc	4
9,492	*	Triquint Semiconductor, Inc	37
2,833	*	TTM Technologies, Inc	25
640	*	Ulticom, Inc	9
976	*	Ultralife Batteries, Inc	10
3,500	*	Universal Display Corp	29
1,000	*	Universal Electronics, Inc	17
6,265	*	Utstarcom, Inc	101
3,331	*	Valence Technology, Inc	11
2,523	*	Varian Semiconductor Equipment Associates, Inc	78

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
9,239	*	Verso Technologies, Inc	9
1,399	*	Viasat, Inc	28
1,471		Vicor Corp	15
11,380	*	Vishay Intertechnology, Inc	147
14,636	*	Vitesse Semiconductor Corp	40
2,980	*	Westell Technologies, Inc	15
4,823		Whirlpool Corp	290
1,507	*	Wilson Greatbatch Technologies, Inc	27
800		Woodhead Industries, Inc	11
23,957		Xilinx, Inc	647
1,399	*	Zhone Technologies, Inc	4

		TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	64,185

ENGINEERING AND MANAGEMENT SERVICES - 0.86%
1,600	*	Accelrys, Inc	10
1,230	*	Advisory Board Co	41
4,200	*	Affymetrix, Inc	129
3,126	*	Answerthink, Inc	17
1,368	*	Antigenics, Inc	8
4,841	*	Applera Corp (Celera Genomics Group)	57
5,800	*	Ariad Pharmaceuticals, Inc	39
3,562	*	Axonyx, Inc	20
10,858	*	BearingPoint, Inc	97
5,636	*	Celgene Corp	328
5,421	*	Century Business Services, Inc	24
706	*	Charles River Associates, Inc	27
1,445	*	Ciphergen Biosystems, Inc	6
942	*	Cornell Cos, Inc	12
2,561		Corporate Executive Board Co	157
2,443	*	Corrections Corp Of America	86
4,280	*	Covance, Inc	171
4,974	*	CuraGen Corp	27
1,903	*	CV Therapeutics, Inc	24
3,808	*	Decode Genetics, Inc	29
1,618	*	DiamondCluster International, Inc	20
3,731	*	Digitas, Inc	29
1,742	*	Diversa Corp	15
1,820	*	Dyax Corp	14
3,090	*	eResearch Technology, Inc	41
4,377	*	Exelixis, Inc	35
3,466	*	Exult, Inc	18
5,722		Fluor Corp	255
1,000	*	Forrester Research, Inc	15
2,772	*	FTI Consulting, Inc	52
2,686	*	Gartner, Inc (Class A)	31
2,272	*	Gartner, Inc (Class B)	26
724	*	Genencor International, Inc	12
3,419	*	Gen-Probe, Inc	136
30,479		Halliburton Co	1,027
2,109	*	Hewitt Associates, Inc	56
4,807	*	Incyte Corp	46
599	*	Infrasource Services, Inc	6
3,395	*	Jacobs Engineering Group, Inc	130
1,504	*	Keryx Biopharmaceuticals, Inc	17
1,236	*	Kosan Biosciences, Inc	7
584		Landauer, Inc	27
907	*	LECG Corp	15
4,403	*	Lexicon Genetics, Inc	29
1,975	*	Lifecell Corp	20
1,864	*	Luminex Corp	13
3,668	*	Maxim Pharmaceuticals, Inc	10

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
1,221	*	MAXIMUS, Inc	35
2,143	*	Maxygen, Inc	21
18,593		Monsanto Co	677
8,767		Moody’s Corp	642
400	*	MTC Technologies, Inc	11
1,780	*	Myriad Genetics, Inc	30
3,190	*	Navigant Consulting, Inc	70
951	*	Neopharm, Inc	8
4,219	*	Oscient Pharmaceuticals Corp	15
1,703	*	Parexel International Corp	33
23,418		Paychex, Inc	706
2,266	*	Per-Se Technologies, Inc	31
3,516	*	Pharmaceutical Product Development, Inc	127
6,113	*	Pharmos Corp	18
2,566	*	PRG-Schultz International, Inc	15
5,338		Quest Diagnostics, Inc	471
1,565	*	Regeneration Technologies, Inc	13
4,561	*	Regeneron Pharmaceuticals, Inc	40
1,607	*	Resources Connection, Inc	61
695	*	Rigel Pharmaceuticals, Inc	18
3,182	*	Seattle Genetics, Inc	21
20,732		Servicemaster Co	267
867	*	SFBC International, Inc	23
1,062	*	Sourcecorp	24
1,956	*	Symyx Technologies, Inc	46
500	*	Tejon Ranch Co	19
2,861	*	Telik, Inc	64
3,591	*	Tetra Tech, Inc	45
2,015	*	Transkaryotic Therapies, Inc	36
791	*	TRC Cos, Inc	15
953	*	Trimeris, Inc	14
2,180	*	URS Corp	58
1,284	*	Ventiv Health, Inc	22
1,753	*	Washington Group International, Inc	61
2,145		Watson Wyatt & Co Holdings	56

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	7,224

FABRICATED METAL PRODUCTS - 0.74%
2,586	*	Alliant Techsystems, Inc	156
7,935		Ball Corp	297
714		CIRCOR International, Inc	14
2,018		Commercial Metals Co	80
3,558		Crane Co	103
11,261	*	Crown Holdings, Inc	116
16,086		Danaher Corp	825
376	*	Drew Industries, Inc	13
10,213		Fortune Brands, Inc	757
1,746	*	Griffon Corp	37
546		Gulf Island Fabrication, Inc	12
2,800		Harsco Corp	126
18,296		Illinois Tool Works, Inc	1,705
1,755	*	Intermagnetics General Corp	41
5,881	*	Jacuzzi Brands, Inc	55
496		Lifetime Hoan Corp	7
31,853		Masco Corp	1,100
933	*	Mobile Mini, Inc	23
1,321	*	NCI Building Systems, Inc	42
4,275	*	Shaw Group, Inc	51
711		Silgan Holdings, Inc	33
1,276		Simpson Manufacturing Co, Inc	81
4,037		Snap-On, Inc	111

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
4,636		Stanley Works	197
1,400		Sturm Ruger & Co, Inc	13
2,274	*	Taser International, Inc	85
4,033	*	Tower Automotive, Inc	8
1,000		Valmont Industries, Inc	21
690	*	Water Pik Technologies, Inc	10
1,666		Watts Water Technologies, Inc (Class A)	45

		TOTAL FABRICATED METAL PRODUCTS	6,164

FOOD AND KINDRED PRODUCTS - 3.06%
1,106		American Italian Pasta Co (Class A)	29
55,900		Anheuser-Busch Cos, Inc	2,792
37,913		Archer Daniels Midland Co	644
700	*	Boston Beer Co, Inc (Class A)	18
1,041		Cal-Maine Foods, Inc	11
15,985		Campbell Soup Co	420
263		Coca-Cola Bottling Co Consolidated	14
146,615		Coca-Cola Co	5,872
15,688		Coca-Cola Enterprises, Inc	297
37,888		Conagra Foods, Inc	974
6,233	*	Constellation Brands, Inc (Class A)	237
1,894		Coors (Adolph) Co (Class B)	129
2,534		Corn Products International, Inc	117
4,436	*	Darling International, Inc	19
10,783	*	Dean Foods Co	324
12,588	*	Del Monte Foods Co	132
650		Farmer Brothers Co	17
2,383		Flowers Foods, Inc	62
21,077		General Mills, Inc	946
24,878		H.J. Heinz Co	896
417	*	Hansen Natural Corp	10
5,544	*	Hercules, Inc	79
12,744		Hershey Foods Corp	595
5,077		Hormel Foods Corp	136
400	*	J & J Snack Foods Corp	17
3,989		J.M. Smucker Co	177
17,499		Kellogg Co	747
19,337		Kraft Foods, Inc (Class A)	613
1,829		Lancaster Colony Corp	77
1,746		Lance, Inc	28
686	*	M&F Worldwide Corp	9
9,489		McCormick & Co, Inc (Non-Vote)	326
550		MGP Ingredients, Inc	5
518		National Beverage Corp	4
624	*	Peets Coffee & Tea, Inc	15
11,947		Pepsi Bottling Group, Inc	324
3,934		PepsiAmericas Inc	75
118,653		PepsiCo, Inc	5,772
1,099		Pilgrim’s Pride Corp	30
2,056		Ralcorp Holdings, Inc	74
669	*	Robert Mondavi Corp (Class A)	26
716		Sanderson Farms, Inc	24
54,701		Sara Lee Corp	1,250
3,076		Sensient Technologies Corp	67
6,771	*	Smithfield Foods, Inc	169
1,735		Tootsie Roll Industries, Inc	51
2,585		Topps Co, Inc	25
15,485		Tyson Foods, Inc (Class A)	248
11,505		Wrigley (Wm.) Jr Co	728

		TOTAL FOOD AND KINDRED PRODUCTS	25,651

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
FOOD STORES - 0.46%
1,696	*	7-Eleven, Inc	34
23,819		Albertson’s, Inc	570
97		Arden Group, Inc (Class A)	8
1,203	*	Great Atlantic & Pacific Tea Co, Inc	7
700		Ingles Markets, Inc (Class A)	8
53,429	*	Kroger Co	829
2,088	*	Panera Bread Co (Class A)	78
806	*	Pantry, Inc	20
2,206	*	Pathmark Stores, Inc	11
2,200		Ruddick Corp	43
31,297	*	Safeway, Inc	604
27,620	*	Starbucks Corp	1,256
779		Weis Markets, Inc	26
3,830		Whole Foods Market, Inc	329
2,108	*	Wild Oats Markets, Inc	18
4,470	*	Winn-Dixie Stores, Inc	14

		TOTAL FOOD STORES	3,855

FORESTRY - 0.12%
15,586		Weyerhaeuser Co	1,036

		TOTAL FORESTRY	1,036

FURNITURE AND FIXTURES - 0.31%
845		Bassett Furniture Industries, Inc	16
2,243		Ethan Allen Interiors, Inc	78
3,459		Furniture Brands International, Inc	87
5,200		Herman Miller, Inc	128
3,609		Hillenbrand Industries, Inc	182
4,114		HNI Corp	163
380		Hooker Furniture Corp	10
3,257	*	Interface, Inc (Class A)	26
12,860		Johnson Controls, Inc	731
2,436		Kimball International, Inc (Class B)	34
3,952		La-Z-Boy, Inc	60
4,399		Lear Corp	240
13,681		Leggett & Platt, Inc	384
19,520	f	Newell Rubbermaid, Inc	391
2,530	*	Select Comfort Corp	46
389		Stanley Furniture Co, Inc	17
3,267		Steelcase, Inc (Class A)	46

		TOTAL FURNITURE AND FIXTURES	2,639

FURNITURE AND HOMEFURNISHINGS STORES - 0.39%
20,930	*	Bed Bath & Beyond, Inc	777
18,471		Best Buy Co, Inc	1,002
13,817		Circuit City Stores, Inc (Circuit City Group)	212
1,370	*	Cost Plus, Inc	48
1,100	*	Electronics Boutique Holdings Corp	38
1,300	*	Gamestop Corp (Class A)	24
1,692	*	Guitar Center, Inc	73
1,232		Haverty Furniture Cos, Inc	22
700	*	Kirkland’s, Inc	7
3,107	*	Linens ‘n Things, Inc	72
3,500	*	Mohawk Industries, Inc	278
6,500		Pier 1 Imports, Inc	118
11,717		RadioShack Corp	336
1,828	*	Restoration Hardware, Inc	9
2,382	*	The Bombay Co, Inc	17
1,215	*	Trans World Entertainment Corp	12
6,132	*	Williams-Sonoma, Inc	230

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	3,275

GENERAL BUILDING CONTRACTORS - 0.40%
952		Beazer Homes U.S.A., Inc	102
997		Brookfield Homes Corp	26
8,698		Centex Corp	439
16,198		D.R. Horton, Inc	536
147	*	Dominion Homes, Inc	4
2,166	*	Hovnanian Enterprises, Inc (Class A)	87
2,824		KB Home	239
7,518		Lennar Corp (Class A)	358
720		Lennar Corp (Class B)	32
1,065		Levitt Corp (Class A)	25
862		M/I Homes, Inc	37
1,563		MDC Holdings, Inc	114
736	*	Meritage Homes Corp	58
420	*	NVR, Inc	231
1,250	*	Palm Harbor Homes, Inc	21
900	*	Perini Corp	13
7,323		Pulte Homes, Inc	449
1,960		Ryland Group, Inc	182
2,279		Standard-Pacific Corp	128
639		Technical Olympic U.S.A., Inc	18
3,407	*	Toll Brothers, Inc	158
2,013		Walter Industries, Inc	32
2,352	*	WCI Communities, Inc	55
356	*	William Lyon Homes, Inc	32

		TOTAL GENERAL BUILDING CONTRACTORS	3,376

GENERAL MERCHANDISE STORES - 2.28%
2,874	*	99 Cents Only Stores	41
8,000	*	Big Lots, Inc	98
4,983	*	BJ’s Wholesale Club, Inc	136
360		Bon-Ton Stores, Inc	4
1,372	*	Brookstone, Inc	26
2,822		Casey’s General Stores, Inc	52
481	*	Conn’s, Inc	7
32,294		Costco Wholesale Corp	1,342
4,851		Dillard’s, Inc (Class A)	96
20,065		Dollar General Corp	404
8,180	*	Dollar Tree Stores, Inc	220
10,790		Family Dollar Stores, Inc	292
13,181		Federated Department Stores, Inc	599
2,720		Fred’s, Inc	49
398	*	Gander Mountain Co	8
18,043		J.C. Penney Co, Inc	637
3,283	*	Kmart Holding Corp	287
20,377	*	Kohl’s Corp	982
20,021		May Department Stores Co	513
1,723		Neiman Marcus Group, Inc (Class A)	99
723		Neiman Marcus Group, Inc (Class B)	38
919	*	Retail Ventures, Inc	7
9,017		Saks, Inc	109
15,893		Sears Roebuck & Co	633
2,069	*	ShopKo Stores, Inc	36
1,757	*	Stein Mart, Inc	27
64,387		Target Corp	2,914
1,789	*	Tuesday Morning Corp	55
176,568		Wal-Mart Stores, Inc	9,393

		TOTAL GENERAL MERCHANDISE STORES	19,104

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
HEALTH SERVICES - 0.82%
3,370	*	Accredo Health, Inc	79
1,457	*	Amedisys, Inc	44
493	*	America Service Group, Inc	20
2,010	*	American Healthways, Inc	59
2,139	*	Amsurg Corp	45
3,761	*	Apria Healthcare Group, Inc	102
7,127	*	Beverly Enterprises, Inc	54
535	*	Bio-Reference Labs, Inc	7
30,911	*	Caremark Rx, Inc	991
3,492	*	Community Health Systems, Inc	93
500	*	Corvel Corp	15
6,161	*	Coventry Health Care, Inc	329
2,321	*	Cross Country Healthcare, Inc	36
6,902	*	DaVita, Inc	215
400	*	Dynacq Healthcare, Inc	3
1,776	*	Enzo Biochem, Inc	27
4,446	*	Express Scripts, Inc	291
6,878	*	First Health Group Corp	111
1,379	*	Genesis HealthCare Corp	42
1,525	*	Gentiva Health Services, Inc	25
33,376		HCA, Inc	1,273
16,770		Health Management Associates, Inc (Class A)	343
3,932		Hooper Holmes, Inc	18
2,161	*	Inveresk Research Group, Inc	80
1,831	*	Kindred Healthcare, Inc	45
1,185	*	LabOne, Inc	35
10,565	*	Laboratory Corp Of America Holdings	462
715		LCA-Vision, Inc	18
2,695	*	LifePoint Hospitals, Inc	81
7,330	*	Lincare Holdings, Inc	218
1,871	*	Magellan Health Services, Inc	68
6,895		Manor Care, Inc	207
624	*	Matria Healthcare, Inc	18
419	*	Medcath Corp	7
600		National Healthcare Corp	17
2,611	*	NeighborCare, Inc	66
3,260	*	OCA, Inc	15
2,544	*	Odyssey HealthCare, Inc	45
859		Option Care, Inc	13
1,764	*	Pediatrix Medical Group, Inc	97
6,600	b*	Physician Resource Group, Inc	(0)
3,350	*	Province Healthcare Co	70
689	*	Psychiatric Solutions, Inc	17
1,200	*	RehabCare Group, Inc	28
5,098	*	Renal Care Group, Inc	164
6,397		Select Medical Corp	86
366	*	Specialty Laboratories, Inc	4
1,300	*	Sunrise Senior Living, Inc	46
575	*	Symbion, Inc	9
33,103	*	Tenet Healthcare Corp	357
5,249	f*	Triad Hospitals, Inc	181
1,954	*	United Surgical Partners International, Inc	67
3,448		Universal Health Services, Inc (Class B)	150
774	*	VistaCare, Inc (Class A)	12

		TOTAL HEALTH SERVICES	6,905

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.01%
2,325		Granite Construction, Inc	56
1,632	*	Insituform Technologies, Inc (Class A)	30

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	86

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
HOLDING AND OTHER INVESTMENT OFFICES - 2.53%
816	*	4Kids Entertainment, Inc	16
1,704		Acadia Realty Trust	25
1,716		Affordable Residential Communities	25
700		Alabama National Bancorp	42
142	*	Alexander’s, Inc	28
1,279		Alexandria Real Estate Equities, Inc	84
7,895		Allied Capital Corp	193
5,726		AMB Property Corp	212
1,700		Amcore Financial, Inc	48
1,100	*	American Campus Communities, Inc	20
7,622		American Financial Realty Trust	108
2,412		American Home Mortgage Investment Corp	67
1,759		AMLI Residential Properties Trust	54
8,195		Annaly Mortgage Management, Inc	140
3,218		Anthracite Capital, Inc	36
3,102		Anworth Mortgage Asset Corp	35
6,524		Apartment Investment & Management Co (Class A)	227
4,309		Apollo Investment Corp	61
487		Arbor Realty Trust, Inc	11
12,972		Archstone-Smith Trust	410
4,553		Arden Realty, Inc	148
1,391		Ashford Hospitality Trust, Inc	13
4,303		AvalonBay Communities, Inc	259
996		Bedford Property Investors	30
2,300		BioMed Realty Trust, Inc	40
5,058		Boston Properties, Inc	280
2,844		Brandywine Realty Trust	81
3,459		BRE Properties, Inc (Class A)	133
3,927		Brookline Bancorp, Inc	62
2,767		Camden Property Trust	128
2,163		Capital Automotive REIT	68
1,573		Capital Lease Funding, Inc	17
190		Capital Southwest Corp	14
600		Capital Trust, Inc	17
554		Capitol Bancorp Ltd	16
1,032		Capstead Mortgage Corp	13
3,778		CarrAmerica Realty Corp	124
1,601		CBL & Associates Properties, Inc	98
1,144		Cedar Shopping Centers, Inc	16
3,200		Centerpoint Properties Trust	139
2,589		Chelsea Property Group, Inc	174
342		Cherokee, Inc	8
1,222		Colonial Properties Trust	49
3,659		Commercial Net Lease Realty, Inc	67
706		Community Banks, Inc	20
2,770		Community First Bankshares, Inc	89
3,454		Cornerstone Realty Income Trust, Inc	34
2,361		Corporate Office Properties Trust	60
916		Correctional Properties Trust	25
2,543		Cousins Properties, Inc	87
5,712		Crescent Real Estate Equities Co	90
1,865		CRT Properties, Inc	40
6,195		Developers Diversified Realty Corp	243
10,452		Duke Realty Corp	347
1,377		Eastgroup Properties, Inc	46
204	*	Enstar Group, Inc	10
1,500		Entertainment Properties Trust	57
2,800		Equity Inns, Inc	28
28,532		Equity Office Properties Trust	777

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
2,360		Equity One, Inc	46
19,383		Equity Residential	601
1,591		Essex Property Trust, Inc	114
2,000		Extra Space Storage, Inc	26
3,584		Federal Realty Investment Trust	158
5,000	*	FelCor Lodging Trust, Inc	57
800		First Indiana Corp	16
2,865		First Industrial Realty Trust, Inc	106
5,807		First Niagara Financial Group, Inc	78
987		First Place Financial Corp	20
4,200		Fremont General Corp	97
9,588		Friedman Billings Ramsey Group, Inc	183
2,100		Gables Residential Trust	72
15,328		General Growth Properties, Inc	475
760		German American Bancorp	13
638		Gladstone Capital Corp	14
1,935		Glenborough Realty Trust, Inc	40
2,871		Glimcher Realty Trust	70
1,341		Government Properties Trust, Inc	13
1,300	*	Gramercy Capital Corp	20
3,669		Greater Bay Bancorp	105
2,863	*	Harris & Harris Group, Inc	30
9,378		Health Care Property Investors, Inc	244
3,709		Health Care REIT, Inc	131
2,992		Healthcare Realty Trust, Inc	117
1,887		Heritage Property Investment Trust	55
2,403		Highland Hospitality Corp	27
3,647		Highwoods Properties, Inc	90
2,398		Home Properties, Inc	95
3,200	*	HomeBanc Corp	29
4,670		Hospitality Properties Trust	198
23,213		Host Marriott Corp	326
12,322		HRPT Properties Trust	135
5,156		IMPAC Mortgage Holdings, Inc	136
4,582		Independence Community Bank Corp	179
3,494		Innkeepers U.S.A. Trust	43
2,415		Investors Real Estate Trust	24
150		iShares Russell 2000 Index Fund	17
6,923		iStar Financial, Inc	285
1,973		Kilroy Realty Corp	75
6,825		Kimco Realty Corp	350
1,600		Kite Realty Group Trust	21
1,672		Kramont Realty Trust	31
13,056	*	La Quinta Corp	102
1,927		LaSalle Hotel Properties	53
3,346		Lexington Corporate Properties Trust	73
5,400		Liberty Property Trust	215
1,014		LTC Properties, Inc	18
2,536		Luminent Mortgage Capital, Inc	32
4,337		Macerich Co	231
4,122		Mack-Cali Realty Corp	183
2,360		Maguire Properties, Inc	57
1,295		Manufactured Home Communities, Inc	43
6,043	*	Meristar Hospitality Corp	33
5,284		MFA Mortgage Investments, Inc	49
1,237		Mid-America Apartment Communities, Inc	48
3,728		Mills Corp	193
1,041		Mission West Properties, Inc	11
1,400	*	MortgageIT Holdings, Inc	20
800		National Health Investors, Inc	23
4,621		Nationwide Health Properties, Inc	96

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
7,567		New Plan Excel Realty Trust	189
2,361		Newcastle Investment Corp	72
1,737		Novastar Financial, Inc	76
3,221		Omega Healthcare Investors, Inc	35
1,178		Oriental Financial Group, Inc	32
573		Origen Financial, Inc	4
2,862		Pan Pacific Retail Properties, Inc	155
764		Parkway Properties, Inc	35
2,046		Pennsylvania Real Estate Investment Trust	79
13,020		Plum Creek Timber Co, Inc	456
19,056		Popular, Inc	501
2,764		Post Properties, Inc	83
3,092		Prentiss Properties Trust	111
1,525		Price Legacy Corp	29
1,141		PrivateBancorp, Inc	31
11,632		Prologis	410
1,084		Prosperity Bancshares, Inc	29
1,073		PS Business Parks, Inc	43
6,600		Public Storage, Inc	327
1,730		RAIT Investment Trust	47
992		Ramco-Gershenson Properties	27
2,700		Realty Income Corp	122
4,644		Reckson Associates Realty Corp	134
1,524		Redwood Trust, Inc	95
3,218		Regency Centers Corp	150
6,568		Rouse Co	439
1,000		Sandy Spring Bancorp, Inc	33
800		Saul Centers, Inc	26
3,728		Senior Housing Properties Trust	66
3,170		Shurgard Storage Centers, Inc (Class A)	123
10,042		Simon Property Group, Inc	539
2,684		SL Green Realty Corp	139
902		Sovran Self Storage, Inc	35
918		SPDR Trust Series 1	103
1,700		Strategic Hotel Capital, Inc	23
868		Suffolk Bancorp	26
1,970		Summit Properties, Inc	53
1,069		Sun Communities, Inc	42
3,131		Susquehanna Bancshares, Inc	77
945		Tanger Factory Outlet Centers, Inc	42
458	*	Tarragon Realty Investors, Inc	6
3,455		Taubman Centers, Inc	89
5,775		Thornburg Mortgage, Inc	168
587		Tompkins Trustco, Inc	27
1,937		Town & Country Trust	49
5,482		Trizec Properties, Inc	88
1,311		U.S. Restaurant Properties, Inc	22
8,889		United Dominion Realty Trust, Inc	176
795		Universal Health Realty Income Trust	24
1,407		Urstadt Biddle Properties, Inc (Class A)	21
5,831		Ventas, Inc	151
5,860		Vornado Realty Trust	367
61,591		Washington Mutual, Inc	2,407
2,550		Washington Real Estate Investment Trust	77
2,859		Waypoint Financial Corp	79
4,941		Weingarten Realty Investors	163
358		Westfield Financial, Inc	8
1,215		Winston Hotels, Inc	13

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	21,204

HOTELS AND OTHER LODGING PLACES - 0.34%

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
709		Ameristar Casinos, Inc	21
1,131	*	Bluegreen Corp	13
2,130	*	Boca Resorts, Inc (Class A)	40
2,248		Boyd Gaming Corp	63
1,590		Choice Hotels International, Inc	92
596	*	Empire Resorts, Inc	4
24,303		Hilton Hotels Corp	458
4,689		Mandalay Resort Group	322
1,242		Marcus Corp	24
14,035		Marriott International, Inc (Class A)	729
4,788	*	MGM Mirage	238
2,469	*	Pinnacle Entertainment, Inc	34
2,481	*	Prime Hospitality Corp	30
13,596		Starwood Hotels & Resorts Worldwide, Inc	631
1,382	*	Vail Resorts, Inc	25
2,299	*	Wynn Resorts Ltd	119

		TOTAL HOTELS AND OTHER LODGING PLACES	2,843

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.80%
54,364		3M Co	4,347
676	*	Aaon, Inc	12
1,648	*	Actuant Corp	68
7,209	*	Adaptec, Inc	55
4,600	*	Advanced Digital Information Corp	40
6,268	*	AGCO Corp	142
1,703		Albany International Corp (Class A)	51
13,350	*	American Standard Cos, Inc	519
25,631	*	Apple Computer, Inc	993
116,966	*	Applied Materials, Inc	1,929
1,200	*	Astec Industries, Inc	23
444	*	ASV, Inc	17
3,264	*	Asyst Technologies, Inc	17
2,010	*	Authentidate Holding Corp	12
3,409	*	Avocent Corp	89
7,081	*	Axcelis Technologies, Inc	59
24,375		Baker Hughes, Inc	1,066
5,538		Black & Decker Corp	429
1,400		Black Box Corp	52
1,560		Briggs & Stratton Corp	127
3,284	*	Brooks Automation, Inc	46
500	*	Bucyrus International, Inc (Class A)	17
674		Cascade Corp	19
24,320		Caterpillar, Inc	1,957
5,864	*	Cirrus Logic, Inc	28
469,984	*	Cisco Systems, Inc	8,507
3,734	*	Cooper Cameron Corp	205
5,956	*	Cray, Inc	21
2,669		Cummins, Inc	197
1,000	*	Cuno, Inc	58
2,481	*	Cymer, Inc	71
17,052		Deere & Co	1,101
174,759	*	Dell, Inc	6,221
5,272		Diebold, Inc	246
5,426		Donaldson Co, Inc	154
3,015	*	Dot Hill Systems Corp	24
14,330		Dover Corp	557
463	*	Dril-Quip, Inc	10
9,902		Eaton Corp	628
3,700	*	Electronics For Imaging, Inc	60
166,395	*	EMC Corp	1,920
5,823	*	Emulex Corp	67

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
1,548		Engineered Support Systems, Inc	71
1,375	*	EnPro Industries, Inc	33
1,492	*	Esterline Technologies Corp	46
2,479	*	FalconStor Software, Inc	18
909	*	Flanders Corp	8
3,771	*	Flowserve Corp	91
3,959	*	FMC Technologies, Inc	132
2,076	*	FSI International, Inc	9
1,373	*	Gardner Denver, Inc	38
15,479	*	Gateway, Inc	77
428	*	General Binding Corp	6
1,604	*	Global Power Equipment Group, Inc	12
673		Gorman-Rupp Co	14
4,828		Graco, Inc	162
8,494	*	Grant Prideco, Inc	174
214,146		Hewlett-Packard Co	4,015
835	*	Hydril	36
3,542	*	Hypercom Corp	26
2,839		IDEX Corp	96
2,671	*	InFocus Corp	24
116,676		International Business Machines Corp	10,004
24,248		International Game Technology	872
1,163	*	Intevac, Inc	7
3,555		Iomega Corp	17
6,433		ITT Industries, Inc	515
3,200		JLG Industries, Inc	54
3,534		Joy Global, Inc	121
993	*	Kadant, Inc	18
1,979		Kaydon Corp	57
2,545		Kennametal, Inc	115
3,183	*	Komag, Inc	44
3,600	*	Kulicke & Soffa Industries, Inc	20
9,315	*	Lam Research Corp	204
3,073		Lennox International, Inc	46
8,576	*	Lexmark International, Inc	720
2,211		Lincoln Electric Holdings, Inc	69
700		Lindsay Manufacturing Co	19
400		Lufkin Industries, Inc	15
1,857		Manitowoc Co, Inc	66
17,191	*	Maxtor Corp	89
1,115	*	Micros Systems, Inc	56
310		Middleby Corp	16
1,150	*	Milacron, Inc	4
2,000		Modine Manufacturing Co	60
413		Nacco Industries, Inc (Class A)	36
5,964	*	National-Oilwell, Inc	196
1,504	*	Netgear, Inc	18
21,173	*	Network Appliance, Inc	487
1,903		Nordson Corp	65
2,019	*	Oil States International, Inc	38
1,512	*	Omnicell, Inc	20
547	*	Overland Storage, Inc	8
8,166		Pall Corp	200
2,905	*	PalmOne, Inc	88
8,479		Parker Hannifin Corp	499
2,314	*	Paxar Corp	52
6,972		Pentair, Inc	243
16,663		Pitney Bowes, Inc	735
904	*	Planar Systems, Inc	10
2,200	*	Presstek, Inc	21
1,773	*	ProQuest Co	46

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
12,525	*	Quantum Corp	29
600		Robbins & Myers, Inc	13
11,224	*	Sandisk Corp	327
744		Sauer-Danfoss, Inc	13
600		Schawk, Inc	9
3,855	*	Scientific Games Corp (Class A)	74
16,448	*	Seagate Technology, Inc Escrow	(0)
1,100	*	Semitool, Inc	8
18,144	*	Silicon Graphics, Inc	26
517	*	Simpletech, Inc	2
7,256	*	Smith International, Inc	441
61,597	*	Solectron Corp	305
5,466		SPX Corp	193
800		Standex International Corp	20
2,032		Stewart & Stevenson Services, Inc	36
7,539	*	Storage Technology Corp	190
16,219		Symbol Technologies, Inc	205
1,000		Tecumseh Products Co (Class A)	42
600		Tennant Co	24
3,427	*	Terex Corp	149
1,000		Thomas Industries, Inc	31
4,711		Timken Co	116
1,683		Toro Co	115
594	*	Transact Technologies, Inc	15
1,608	*	Ultratech, Inc	25
3,395	*	UNOVA, Inc	48
1,820	*	Veeco Instruments, Inc	38
14,492	*	Western Digital Corp	127
675		Woodward Governor Co	46
52,726	*	Xerox Corp	742
12,291	*	Xybernaut Corp	14
2,873		York International Corp	91
3,907	*	Zebra Technologies Corp (Class A)	238

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	56,971

INSTRUMENTS AND RELATED PRODUCTS - 3.16%
1,214	*	Abaxis, Inc	16
1,059	*	Abiomed, Inc	9
657	*	ADE Corp	11
2,148	*	Advanced Medical Optics, Inc	85
1,396	*	Advanced Neuromodulation Systems, Inc	42
33,422	*	Agilent Technologies, Inc	721
1,853	*	Aksys Ltd	9
3,618	*	Align Technology, Inc	55
1,754	*	American Medical Systems Holdings, Inc	64
477		Analogic Corp	20
295	*	Animas Corp	5
15,663		Applera Corp (Applied Biosystems Group)	296
1,344		Arrow International, Inc	40
1,500	*	Arthrocare Corp	44
624	*	Aspect Medical Systems, Inc	11
1,234	*	August Technology Corp	8
7,568		Bard (C.R.), Inc	429
3,695		Bausch & Lomb, Inc	246
42,079		Baxter International, Inc	1,353
4,485		Beckman Coulter, Inc	252
18,042		Becton Dickinson & Co	933
786		BEI Technologies, Inc	22
1,268		Biolase Technology, Inc	10
18,144		Biomet, Inc	851
1,200	*	Bio-Rad Laboratories, Inc (Class A)	61

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
45,388	*	Boston Scientific Corp	1,803
1,542	*	Bruker BioSciences Corp	5
1,038	*	Candela Corp	12
4,771	*	Cardiac Science, Inc	9
2,300	*	Cardiodynamics International Corp	11
2,899	*	Cepheid, Inc	25
400	*	Closure Medical Corp	6
2,776		Cognex Corp	73
2,100	*	Coherent, Inc	54
1,500		Cohu, Inc	22
939	*	Cole National Corp	26
1,773	*	Conceptus, Inc	16
1,940	*	Conmed Corp	51
2,252		Cooper Cos, Inc	154
6,689	*	Credence Systems Corp	48
2,061	*	CTI Molecular Imaging, Inc	17
1,543	*	Cyberonics, Inc	32
515	*	Cyberoptics Corp	8
8,521	*	Cytyc Corp	206
800		Datascope Corp	30
5,500		Dentsply International, Inc	286
1,465	*	Depomed, Inc	8
1,255	*	Dionex Corp	69
1,242	*	DJ Orthopedics, Inc	22
1,645	*	DRS Technologies, Inc	62
20,264		Eastman Kodak Co	653
1,002		EDO Corp	28
4,390	*	Edwards Lifesciences Corp	147
2,138	*	Encore Medical Corp	11
1,525	*	Endocardial Solutions, Inc	18
859	*	ESCO Technologies, Inc	58
399	*	Exactech, Inc	8
833	*	Excel Technology, Inc	22
458		E-Z-Em-Inc	8
735	*	Faro Technologies, Inc	15
1,709	*	FEI Co	34
8,328	*	Fisher Scientific International, Inc	486
2,442	*	Flir Systems, Inc	143
1,927	*	Formfactor, Inc	37
2,767	*	Fossil, Inc	86
21,910		Guidant Corp	1,447
1,357	*	Haemonetics Corp	45
1,390	*	Hanger Orthopedic Group, Inc	7
859	*	Herley Industries, Inc	16
1,387	*	Hologic, Inc	27
701	*	ICU Medical, Inc	18
1,260	*	I-Flow Corp	18
700		II-VI, Inc	25
2,022	*	Illumina, Inc	12
2,466	*	Inamed Corp	118
4,300	*	Input/Output, Inc	44
1,332	*	Integra LifeSciences Holding	43
2,329	*	Intuitive Surgical, Inc	58
1,790		Invacare Corp	82
1,155	*	Invision Technologies, Inc	52
1,262	*	Ionics, Inc	34
512	*	Ista Pharmaceuticals, Inc	6
1,441	*	Itron, Inc	25
1,548	*	Ixia	15
900		Keithley Instruments, Inc	16
520	*	Kensey Nash Corp	14

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
13,534	*	KLA-Tencor Corp	561
653	*	KVH Industries, Inc	5
1,433	*	Kyphon, Inc	36
1,257	*	Laserscope	25
542	*	LeCroy Corp	9
4,789	*	Lexar Media, Inc	40
4,233	*	LTX Corp	23
742	*	Measurement Specialties, Inc	18
522	*	Medical Action Industries, Inc	9
84,259		Medtronic, Inc	4,373
3,043		Mentor Corp	102
1,469	*	Merit Medical Systems, Inc	22
2,475	*	Mettler-Toledo International, Inc	117
670	*	Micro Therapeutics, Inc	3
3,429	*	Millipore Corp	164
1,695		Mine Safety Appliances Co	69
2,254	*	MKS Instruments, Inc	35
1,101	*	Molecular Devices Corp	26
1,178		Movado Group, Inc	20
1,508		MTS Systems Corp	32
2,364	*	Nanogen, Inc	9
2,716	*	Newport Corp	31
451	*	NuVasive, Inc	5
1,667		Oakley, Inc	20
1,353	*	Ocular Sciences, Inc	65
3,100	*	Orbital Sciences Corp	35
2,298	*	Orthologic Corp	16
2,820	*	Orthovita, Inc	13
834	*	Palomar Medical Technologies, Inc	18
8,877		PerkinElmer, Inc	153
1,200	*	Photon Dynamics, Inc	24
4,783	*	Pinnacle Systems, Inc	20
1,227	*	Possis Medical, Inc	19
2,399	*	RAE Systems, Inc	13
31,170		Raytheon Co	1,184
2,350	*	Resmed, Inc	112
2,421	*	Respironics, Inc	129
11,858		Rockwell Automation, Inc	459
1,037	*	Rofin-Sinar Technologies, Inc	30
2,558		Roper Industries, Inc	147
688	*	Rudolph Technologies, Inc	12
762	*	Sirf Technology Holdings, Inc	11
2,167	*	Sola International, Inc	41
1,281	*	Sonic Innovations, Inc	6
1,305	*	Sonic Solutions, Inc	21
957	*	SonoSite, Inc	25
12,532	*	St. Jude Medical, Inc	943
5,147	*	Star Scientific, Inc	30
4,798	*	Steris Corp	105
19,736		Stryker Corp	949
2,566	*	Sybron Dental Specialties, Inc	76
358		Sypris Solutions, Inc	5
2,800	*	Techne Corp	107
5,828		Tektronix, Inc	194
2,389		Teleflex, Inc	102
13,483	*	Teradyne, Inc	181
11,386	*	Thermo Electron Corp	308
3,100	*	Thermogenesis	15
3,489	*	Thoratec Corp	34
3,521	*	Trimble Navigation Ltd	111
1,583	*	TriPath Imaging, Inc	13

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
688		United Industrial Corp	23
977	*	Urologix, Inc	6
9,212	*	Varian Medical Systems, Inc	318
2,410	*	Varian, Inc	91
951	*	Ventana Medical Systems, Inc	48
1,897	*	Viasys Healthcare, Inc	32
1,589	*	Viisage Technology, Inc	9
3,466	*	Visx, Inc	71
400		Vital Signs, Inc	13
8,959	*	Waters Corp	395
1,846	*	Wright Medical Group, Inc	46
1,200		X-Rite, Inc	17
311		Young Innovations, Inc	10
17,036	*	Zimmer Holdings, Inc	1,347
600	*	Zoll Medical Corp	20
1,200	*	Zygo Corp	12

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	26,462

INSURANCE AGENTS, BROKERS AND SERVICE - 0.42%
20,397		AON Corp	586
3,654		Brown & Brown, Inc	167
1,019	*	Clark, Inc	14
2,076		Crawford & Co (Class B)	14
6,200		Gallagher (Arthur J.) & Co	205
2,140		Hilb, Rogal & Hamilton Co	78
37,347		Marsh & McLennan Cos, Inc	1,709
19,156	*	Medco Health Solutions, Inc	592
2,320		National Financial Partners Corp	83
2,450	*	USI Holdings Corp	33

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,481

INSURANCE CARRIERS - 4.96%
1,552		21st Century Insurance Group	21
10,081		Aetna, Inc	1,007
36,249		Aflac, Inc	1,421
2,273		Alfa Corp	32
291	*	Alleghany Corp	79
3,675	*	Allmerica Financial Corp	99
49,574		Allstate Corp	2,379
6,939		Ambac Financial Group, Inc	555
845		American Equity Investment Life Holding Co	8
2,572		American Financial Group, Inc	77
159,721		American International Group, Inc	10,859
644	*	American Medical Security Group, Inc	21
693		American National Insurance Co	67
652	*	American Physicians Capital, Inc	20
1,720	*	AMERIGROUP Corp	97
2,774		AmerUs Group Co	114
9,726	*	Anthem, Inc	849
1,958	*	Argonaut Group, Inc	37
3,874		Assurant, Inc	101
625		Baldwin & Lyons, Inc (Class B)	16
4,524		Berkley (W.R.) Corp	191
1,052		Bristol West Holdings, Inc	18
1,285	*	Centene Corp	55
2,096	*	Ceres Group, Inc	11
13,197		Chubb Corp	927
9,861		Cigna Corp	687
9,946		Cincinnati Financial Corp	410
1,846	*	Citizens, Inc	11
1,505	*	CNA Financial Corp	36

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
1,100	*	CNA Surety Corp	12
1,558		Commerce Group, Inc	75
10,017	*	Conseco, Inc	177
3,187	*	Danielson Holdings Corp	19
1,728		Delphi Financial Group, Inc (Class A)	69
900		Direct General Corp	26
220		Donegal Group, Inc	4
168		EMC Insurance Group, Inc	4
1,854		Erie Indemnity Co (Class A)	95
881		FBL Financial Group, Inc (Class A)	23
10,788		Fidelity National Financial, Inc	411
4,830		First American Corp	149
558	*	FPIC Insurance Group, Inc	14
8,092		Genworth Financial, Inc	189
500		Great American Financial Resources, Inc	8
2,039		Harleysville Group, Inc	42
20,015		Hartford Financial Services Group, Inc	1,240
4,539		HCC Insurance Holdings, Inc	137
7,373	*	Health Net, Inc	182
900	*	HealthExtras, Inc	13
2,970		Horace Mann Educators Corp	52
11,571	*	Humana, Inc	231
423		Independence Holding Co	7
1,436		Infinity Property & Casualty Corp	42
10,164		Jefferson-Pilot Corp	505
314		Kansas City Life Insurance Co	13
1,329		Landamerica Financial Group, Inc	60
3,293		Leucadia National Corp	187
12,485		Lincoln National Corp	587
9,608		Loews Corp	562
600	*	Markel Corp	185
10,256		MBIA, Inc	597
1,767		Mercury General Corp	93
26,751		MetLife, Inc	1,034
6,300		MGIC Investment Corp	419
578		Midland Co	16
720	*	Molina Healthcare, Inc	26
154	*	National Western Life Insurance Co (Class A)	25
3,921		Nationwide Financial Services, Inc (Class A)	138
290	*	Navigators Group, Inc	8
103		NYMAGIC, Inc	2
1,205		Odyssey Re Holdings Corp	27
4,060	*	Ohio Casualty Corp	85
12,799		Old Republic International Corp	320
5,987	*	Pacificare Health Systems, Inc	220
700		Penn-America Group, Inc	10
1,212	*	Philadelphia Consolidated Holding Corp	67
6,516		Phoenix Cos, Inc	68
591	*	Pico Holdings, Inc	11
1,846	*	PMA Capital Corp (Class A)	14
6,589		PMI Group, Inc	267
1,502		Presidential Life Corp	26
20,955		Principal Financial Group	754
1,820	*	ProAssurance Corp	64
14,615		Progressive Corp	1,239
4,643		Protective Life Corp	183
37,631		Prudential Financial, Inc	1,770
6,568		Radian Group, Inc	304
1,878		Reinsurance Group Of America, Inc	77
1,557		RLI Corp	58
9,116		Safeco Corp	416

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
530		Safety Insurance Group, Inc	12
1,800		Selective Insurance Group, Inc	67
1,748	*	Sierra Health Services, Inc	84
45,330		St. Paul Travelers Cos, Inc	1,499
2,065		Stancorp Financial Group, Inc	147
913		State Auto Financial Corp	26
1,214		Stewart Information Services Corp	48
8,212		Torchmark Corp	437
1,780		Transatlantic Holdings, Inc	97
648	*	Triad Guaranty, Inc	36
2,600		UICI	85
518		United Fire & Casualty Co	30
45,949		UnitedHealth Group, Inc	3,388
3,350		Unitrin, Inc	139
1,679	*	Universal American Financial Corp	22
19,988		UnumProvident Corp	314
2,507		Vesta Insurance Group, Inc	11
1,564	*	WellChoice, Inc	58
10,530	*	Wellpoint Health Networks, Inc	1,107
95		Wesco Financial Corp	33
655		Zenith National Insurance Corp	28

		TOTAL INSURANCE CARRIERS	41,531

JUSTICE, PUBLIC ORDER AND SAFETY - 0.00%
600	*	Geo Group, Inc	12

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	12

LEATHER AND LEATHER PRODUCTS - 0.09%
1,264		Brown Shoe Co, Inc	32
12,856	*	Coach, Inc	545
1,830		K-Swiss, Inc (Class A)	35
600	*	Steven Madden Ltd	11
1,396	*	Timberland Co (Class A)	79
189		Weyco Group, Inc	7
2,882		Wolverine World Wide, Inc	73

		TOTAL LEATHER AND LEATHER PRODUCTS	782

LEGAL SERVICES - 0.00%
911	*	Pre-Paid Legal Services, Inc	23

		TOTAL LEGAL SERVICES	23

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.01%
7,215	*	Laidlaw International, Inc	119

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	119

LUMBER AND WOOD PRODUCTS - 0.11%
660		American Woodmark Corp	24
4,900	*	Champion Enterprises, Inc	50
742		Deltic Timber Corp	30
17,910		Georgia-Pacific Corp	644
3,382		Rayonier, Inc	153
442		Skyline Corp	18
979		Universal Forest Products, Inc	33

		TOTAL LUMBER AND WOOD PRODUCTS	952

METAL MINING - 0.31%
741	*	Cleveland-Cliffs, Inc	60
15,276	*	Coeur D’alene Mines Corp	72
10,694		Freeport-McMoRan Copper & Gold, Inc (Class A)	433
8,220	*	Hecla Mining Co	61
27,443		Newmont Mining Corp	1,249

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
6,499		Phelps Dodge Corp	598
2,376		Royal Gold, Inc	41
1,033		Southern Peru Copper Corp	53
4,305	*	Stillwater Mining Co	67

		TOTAL METAL MINING	2,634

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.16%
2,039		Blyth, Inc	63
4,691		Callaway Golf Co	50
1,000	*	Daktronics, Inc	24
546		Escalade, Inc	8
9,648		Hasbro, Inc	181
5,789	*	Identix, Inc	39
1,657	*	Jakks Pacific, Inc	38
1,914	*	K2, Inc	27
1,909	*	Leapfrog Enterprises, Inc	39
30,831		Mattel, Inc	559
2,137		Nautilus Group, Inc	48
1,039	*	Oneida Ltd	2
800		Penn Engineering & Manufacturing Corp	15
1,010	*	RC2 Corp	33
700		Russ Berrie & Co, Inc	14
1,845	*	Shuffle Master, Inc	69
467	f*	Steinway Musical Instruments, Inc	13
3,455	*	Yankee Candle Co, Inc	100

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,322

MISCELLANEOUS RETAIL - 1.41%
1,264	*	1-800-Flowers.com, Inc (Class A)	10
872	*	AC Moore Arts & Crafts, Inc	22
2,156	*	Alloy, Inc	8
19,768	*	Amazon.com, Inc	808
3,696	*	Barnes & Noble, Inc	137
1,412	*	Big 5 Sporting Goods Corp	32
574		Blair Corp	16
260	*	Blue Nile, Inc	9
5,623		Borders Group, Inc	139
2,000		Cash America International, Inc	49
1,525	*	Coldwater Creek, Inc	32
27,868		CVS Corp	1,174
2,094	*	Dick’s Sporting Goods, Inc	75
3,077	*	Drugstore.com, Inc	11
35,609	*	eBay, Inc	3,274
1,193	*	Friedman’s, Inc (Class A)	2
1,144		Hancock Fabrics, Inc	14
1,626	*	Hibbett Sporting Goods, Inc	33
1,216	*	Jill (J.) Group, Inc	24
2,200		Longs Drug Stores Corp	53
4,946	*	Marvel Enterprises, Inc	72
4,777		Michaels Stores, Inc	283
2,246		MSC Industrial Direct Co (Class A)	77
21,801	*	Office Depot, Inc	328
7,218		Omnicare, Inc	205
1,001	*	Overstock.com, Inc	37
425	*	Party City Corp	6
400	*	PC Connection, Inc	3
541	*	PC Mall, Inc	8
2,833	*	Petco Animal Supplies, Inc	93
10,034		Petsmart, Inc	285
1,516	*	Priceline.com, Inc	34
30,040	*	Rite Aid Corp	106

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
814	*	Sharper Image Corp	17
1,548	*	Sports Authority, Inc	36
1,250		Stamps.com, Inc	17
33,469		Staples, Inc	998
9,058		Tiffany & Co	278
14,715	*	Toys ‘R’ Us, Inc	261
1,504	*	Valuevision International, Inc (Class A)	20
72,476		Walgreen Co	2,597
779		World Fuel Services Corp	28
3,748	*	Zale Corp	105

		TOTAL MISCELLANEOUS RETAIL	11,816

MOTION PICTURES - 1.22%
2,062	*	AMC Entertainment, Inc	39
2,197	*	Avid Technology, Inc	103
2,543		Blockbuster, Inc (Class A)	19
533		Carmike Cinemas, Inc	19
3,398	*	Hollywood Entertainment Corp	34
192,193	*	Liberty Media Corp (Class A)	1,676
3,935		Metro-Goldwyn-Mayer, Inc	46
1,849		Movie Gallery, Inc	32
2,427	*	NetFlix, Inc	37
929	*	Reading International, Inc	7
2,864		Regal Entertainment Group (Class A)	55
305,477	*	Time Warner, Inc	4,930
144,333		Walt Disney Co	3,255

		TOTAL MOTION PICTURES	10,252

NONDEPOSITORY INSTITUTIONS - 2.35%
1,136	*	Accredited Home Lenders Holding Co	44
1,625		Advanta Corp (Class A)	37
4,692		American Capital Strategies Ltd	147
78,431		American Express Co	4,036
10,952	*	AmeriCredit Corp	229
645		Asta Funding, Inc	10
919		Beverly Hills Bancorp, Inc	10
16,064		Capital One Financial Corp	1,187
4,471	*	CapitalSource, Inc	100
2,774		CharterMac	61
13,962		CIT Group, Inc	522
1,233	*	CompuCredit Corp	23
37,755		Countrywide Financial Corp	1,487
962	*	Credit Acceptance Corp	18
5,925		Doral Financial Corp	246
843	*	Encore Capital Group, Inc	16
67,559		Fannie Mae	4,283
591	*	Federal Agricultural Mortgage Corp (Class C)	13
1,081	*	Financial Federal Corp	41
815	*	First Cash Financial Services, Inc	16
1,222	*	First Marblehead Corp	57
48,547		Freddie Mac	3,167
77,256		MBNA Corp	1,947
1,954		MCG Capital Corp	34
2,453	*	Metris Cos, Inc	24
563	*	Nelnet, Inc	13
1,903	*	New Century Financial Corp	115
20,239	*	Providian Financial Corp	315
29,446		SLM Corp	1,313
300		Student Loan Corp	43
265	*	United PanAm Financial Corp	5
1,585		Westcorp	67

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
825	*	WFS Financial, Inc	38
1,332	*	World Acceptance Corp	31

		TOTAL NONDEPOSITORY INSTITUTIONS	19,695

NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
1,482		Amcol International Corp	28
1,049		Compass Minerals International, Inc	23
6,476		Vulcan Materials Co	330

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	381

OIL AND GAS EXTRACTION - 1.90%
17,689		Anadarko Petroleum Corp	1,174
22,928		Apache Corp	1,149
673	*	Atwood Oceanics, Inc	32
1,300		Berry Petroleum Co (Class A)	48
10,560		BJ Services Co	553
3,742	*	Brigham Exploration Co	35
28,520		Burlington Resources, Inc	1,164
2,286		Cabot Oil & Gas Corp (Class A)	103
2,656	*	Cal Dive International, Inc	95
871	*	Callon Petroleum Co	11
1,312	*	Cheniere Energy, Inc	26
18,535		Chesapeake Energy Corp	293
2,899	*	Cimarex Energy Co	101
1,132	*	Clayton Williams Energy, Inc	24
2,411	*	Comstock Resources, Inc	50
2,903	*	Delta Petroleum Corp	38
3,800	*	Denbury Resources, Inc	97
16,132		Devon Energy Corp	1,146
3,430		Diamond Offshore Drilling, Inc	113
900	*	Edge Petroleum Corp	14
1,558	*	Encore Acquisition Co	54
2,680	*	Energy Partners Ltd	44
10,449		ENSCO International, Inc	341
7,854		EOG Resources, Inc	517
2,996	*	Evergreen Resources, Inc	120
3,190	*	Forest Oil Corp	96
14	*	Forest Oil Corp Wts 02/15/05	—
4,058	*	FX Energy, Inc	37
4,627	*	Global Industries Ltd	29
12,950	*	Grey Wolf, Inc	63
5,339	*	Hanover Compressor Co	72
2,496	*	Harvest Natural Resources, Inc	41
3,449		Helmerich & Payne, Inc	99
997	*	Houston Exploration Co	59
3,398	b*	KCS Energy, Inc	47
9,284		Kerr-McGee Corp	532
8,798	*	Key Energy Services, Inc	97
5,999	*	Magnum Hunter Resources, Inc	69
422	*	Magnum Hunter Resources, Inc Wts 03/21/05	—
22,845		Marathon Oil Corp	943
2,192	*	McMoRan Exploration Co	29
6,041	*	Meridian Resource Corp	53
2,820	*	Mission Resources Corp	18
3,919	*	Newfield Exploration Co	240
5,171	*	Newpark Resources, Inc	31
4,239		Noble Energy, Inc	247
27,296		Occidental Petroleum Corp	1,527
1,600	*	Oceaneering International, Inc	59
6,555	*	Parker Drilling Co	24
4,903		Patina Oil & Gas Corp	145

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
11,748		Patterson-UTI Energy, Inc	224
1,148		Penn Virginia Corp	45
1,700	*	Petroleum Development Corp	74
7,782		Pioneer Natural Resources Co	268
5,352	*	Plains Exploration & Production Co	128
4,439		Pogo Producing Co	211
7,574	*	Pride International, Inc	150
2,300	*	Quicksilver Resources, Inc	75
4,695		Range Resources Corp	82
1,410	*	Remington Oil & Gas Corp	37
7,354	*	Rowan Cos, Inc	194
700		RPC, Inc	13
1,290	*	Seacor Smit, Inc	60
2,600	*	Southwestern Energy Co	109
1,665	*	Spinnaker Exploration Co	58
1,900		St. Mary Land & Exploration Co	76
1,545	*	Stone Energy Corp	68
3,300	*	Superior Energy Services, Inc	43
2,600	*	Swift Energy Co	62
1,951	*	Syntroleum Corp	14
1,410	*	Tetra Technologies, Inc	44
4,219		Tidewater, Inc	137
838	*	Todco	15
1,143	*	Transmontaigne, Inc	7
2,600	*	Unit Corp	91
18,983		Unocal Corp	816
6,742	*	Varco International, Inc	181
2,260	*	Veritas DGC, Inc	51
3,500		Vintage Petroleum, Inc	70
1,475	*	W-H Energy Services, Inc	31
1,935	*	Whiting Petroleum Corp	59
17,506		XTO Energy, Inc	569

		TOTAL OIL AND GAS EXTRACTION	15,961

PAPER AND ALLIED PRODUCTS - 0.74%
6,800		Bemis Co	181
6,093		Boise Cascade Corp	203
3,865		Bowater, Inc	148
1,676	*	Buckeye Technologies, Inc	19
1,977	*	Caraustar Industries, Inc	33
1,356		Chesapeake Corp	33
1,270		Glatfelter	16
4,634	*	Graphic Packaging Corp	30
900		Greif, Inc (Class A)	38
33,895		International Paper Co	1,370
35,489		Kimberly-Clark Corp	2,292
3,700		Longview Fibre Co	56
14,155		MeadWestvaco Corp	452
3,866		Packaging Corp Of America	95
10,687	*	Pactiv Corp	248
1,900	f*	Playtex Products, Inc	12
1,124		Pope & Talbot, Inc	20
1,966		Potlatch Corp	92
1,110		Rock-Tenn Co (Class A)	17
1,040		Schweitzer-Mauduit International, Inc	34
16,753	*	Smurfit-Stone Container Corp	325
6,175		Sonoco Products Co	163
3,848		Temple-Inland, Inc	258
3,174		Wausau-Mosinee Paper Corp	53

		TOTAL PAPER AND ALLIED PRODUCTS	6,188

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
PERSONAL SERVICES - 0.19%
2,872	b*	Alderwoods Group, Inc	28
620		Angelica Corp	15
8,436		Cintas Corp	355
1,567	*	Coinstar, Inc	37
1,405		G & K Services, Inc (Class A)	56
12,791		H & R Block, Inc	632
2,700		Jackson Hewitt Tax Service, Inc	55
3,015		Regis Corp	121
22,000	*	Service Corp International	137
587		Unifirst Corp	17
2,838	*	Weight Watchers International, Inc	110

		TOTAL PERSONAL SERVICES	1,563

PETROLEUM AND COAL PRODUCTS - 4.43%
5,381		Amerada Hess Corp	479
4,892		Ashland, Inc	274
148,756		ChevronTexaco Corp	7,979
48,223		ConocoPhillips	3,995
1,450		ElkCorp	40
454,591		ExxonMobil Corp	21,970
1,879		Frontier Oil Corp	44
738	*	Giant Industries, Inc	18
2,333	*	Headwaters, Inc	72
1,378		Holly Corp	35
3,500		Lubrizol Corp	121
9,764		Lyondell Chemical Co	219
5,282		Murphy Oil Corp	458
2,701	*	Premcor, Inc	104
5,253		Sunoco, Inc	389
4,554	*	Tesoro Petroleum Corp	134
8,948		Valero Energy Corp	718
1,100		WD-40 Co	31

		TOTAL PETROLEUM AND COAL PRODUCTS	37,080

PRIMARY METAL INDUSTRIES - 0.60%
7,555	*	AK Steel Holding Corp	62
60,359		Alcoa, Inc	2,027
6,601		Allegheny Technologies, Inc	120
11,167	*	Andrew Corp	137
3,299		Belden CDT, Inc	72
1,200	*	Brush Engineered Materials, Inc	25
1,463		Carpenter Technology Corp	70
1,235	*	Century Aluminum Co	34
3,800	*	CommScope, Inc	82
978		Curtiss-Wright Corp	56
1,440	*	Encore Wire Corp	19
7,713		Engelhard Corp	219
2,400	*	General Cable Corp	26
1,089		Gibraltar Steel Corp	39
948	*	Imco Recycling, Inc	11
1,183	*	International Steel Group, Inc	40
2,054	*	Lone Star Technologies, Inc	78
1,977		Matthews International Corp (Class A)	67
2,942	*	Maverick Tube Corp	91
2,431		Mueller Industries, Inc	104
1,000		NN, Inc	11
1,100	*	NS Group, Inc	20
5,609		Nucor Corp	512
2,945	*	Oregon Steel Mills, Inc	49
4,370		Precision Castparts Corp	262

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
1,142		Quanex Corp	59
1,496	*	RTI International Metals, Inc	29
1,661		Ryerson Tull, Inc	29
1,362		Schnitzer Steel Industries, Inc (Class A)	44
2,601		Steel Dynamics, Inc	100
697		Steel Technologies, Inc	18
1,500		Texas Industries, Inc	77
455	*	Titanium Metals Corp	11
1,864		Tredegar Corp	34
7,875		United States Steel Corp	296
417	*	Wheeling-Pittsburgh Corp	13
4,742		Worthington Industries, Inc	101

		TOTAL PRIMARY METAL INDUSTRIES	5,044

PRINTING AND PUBLISHING - 0.83%
4,531		American Greetings Corp (Class A)	114
1,700		Banta Corp	68
5,892		Belo (A.H.) Corp Series A	133
2,400		Bowne & Co, Inc	31
734	*	Consolidated Graphics, Inc	31
396		Courier Corp	17
300		CSS Industries, Inc	9
3,382		Dow Jones & Co, Inc	137
1,171		Ennis, Inc	25
4,604		EW Scripps Co	220
19,115		Gannett Co, Inc	1,601
2,000		Harland (John H.) Co	63
3,853		Harte-Hanks, Inc	96
3,730		Hollinger International, Inc	64
734	*	Information Holdings, Inc	20
1,403		Journal Communications, Inc	25
1,919	*	Journal Register Co	36
5,619		Knight Ridder, Inc	368
3,200		Lee Enterprises, Inc	148
600	*	Martha Stewart Living Omnimedia, Inc (Class A)	9
1,222		McClatchy Co (Class A)	87
13,349		McGraw-Hill Cos, Inc	1,064
1,653		Media General, Inc (Class A)	92
2,746		Meredith Corp	141
10,201		New York Times Co (Class A)	399
945	*	Playboy Enterprises, Inc (Class B)	9
9,402	*	Primedia, Inc	22
639		Pulitzer, Inc	32
13,789		R.R. Donnelley & Sons Co	432
6,850		Reader’s Digest Association, Inc (Class A)	100
2,073	*	Scholastic Corp	64
1,179		Standard Register Co	12
576		Thomas Nelson, Inc	11
16,370		Tribune Co	674
3,622	*	Valassis Communications, Inc	107
397		Washington Post Co (Class B)	365
3,300		Wiley (John) & Sons, Inc (Class A)	105

		TOTAL PRINTING AND PUBLISHING	6,931

RAILROAD TRANSPORTATION - 0.43%
56,113	*	ADC Telecommunications, Inc	102
26,279		Burlington Northern Santa Fe Corp	1,007
14,970		CSX Corp	497
1,594		Florida East Coast Industries	60
1,252	*	Genesee & Wyoming, Inc (Class A)	32
4,150	*	Kansas City Southern Industries, Inc	63

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
27,643		Norfolk Southern Corp	822
18,043		Union Pacific Corp	1,057

		TOTAL RAILROAD TRANSPORTATION	3,640

REAL ESTATE - 0.09%
310	*	Avatar Holdings, Inc	13
6,147		Catellus Development Corp	163
800	*	CB Richard Ellis Group, Inc	18
378		Consolidated-Tomoka Land Co	13
400	b*	Crescent Operating, Inc	—
2,193		Forest City Enterprises, Inc (Class A)	121
2,179	*	Jones Lang LaSalle, Inc	72
1,600		LNR Property Corp	99
900	*	Orleans Homebuilders, Inc	20
2,754		St. Joe Co	132
7,000	*	Stewart Enterprises, Inc (Class A)	49
2,118	*	Trammell Crow Co	33

		TOTAL REAL ESTATE	733

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 0.24%
1,193	*	Applied Films Corp	21
2,487		Aptargroup, Inc	109
700		Bandag, Inc	31
4,500		Cooper Tire & Rubber Co	91
623	f*	Deckers Outdoor Corp	21
10,579	*	Goodyear Tire & Rubber Co	114
1,946	*	Jarden Corp	71
1,570		Myers Industries, Inc	17
11,774		Nike, Inc (Class B)	928
449		Quixote Corp	9
3,656		Reebok International Ltd	134
2,068		Schulman (A.), Inc	46
5,876	*	Sealed Air Corp	272
1,100	*	Skechers U.S.A., Inc (Class A)	16
1,743		Spartech Corp	44
714	*	Trex Co, Inc	32
3,650		Tupperware Corp	62

		TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS	2,018

SECURITY AND COMMODITY BROKERS - 1.94%
5,277		A.G. Edwards, Inc	183
2,250	*	Affiliated Managers Group, Inc	120
15,965	*	Ameritrade Holding Corp	192
7,093		Bear Stearns Cos, Inc	682
1,430		Blackrock, Inc	105
73,755		Charles Schwab Corp	678
2,296		Chicago Mercantile Exchange	370
25,401	*	E*Trade Financial Corp	290
4,854		Eaton Vance Corp	196
5,631		Federated Investors, Inc (Class B)	160
11,554		Franklin Resources, Inc	644
448		Gabelli Asset Management, Inc (Class A)	19
22,273		Goldman Sachs Group, Inc	2,077
8,390	*	Instinet Group, Inc	42
3,414	*	Investment Technology Group, Inc	52
4,737		Investors Financial Services Corp	214
16,547		Janus Capital Group, Inc	225
3,529		Jefferies Group, Inc	122
8,064	*	Knight Trading Group, Inc	74
3,465	*	LaBranche & Co, Inc	29
6,813		Legg Mason, Inc	363

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
19,038		Lehman Brothers Holdings, Inc	1,518
65,812		Merrill Lynch & Co, Inc	3,272
75,589		Morgan Stanley	3,727
1,526		Nuveen Investments, Inc	45
1,356	*	Piper Jaffray Cos	54
3,996		Raymond James Financial, Inc	96
5,241		SEI Investments Co	177
501	*	Stifel Financial Corp	10
1,151		SWS Group, Inc	19
7,482		T Rowe Price Group, Inc	381
98		Value Line, Inc	4
5,415		Waddell & Reed Financial, Inc (Class A)	119

		TOTAL SECURITY AND COMMODITY BROKERS	16,259

SOCIAL SERVICES - 0.01%
917	*	Bright Horizons Family Solutions, Inc	50
1,211	*	Res-Care, Inc	14

		TOTAL SOCIAL SERVICES	64

SPECIAL TRADE CONTRACTORS - 0.03%
843		Chemed Corp	47
2,673	*	Comfort Systems U.S.A., Inc	18
3,450	*	Dycom Industries, Inc	98
1,050	*	EMCOR Group, Inc	40
2,100	*	Integrated Electrical Services, Inc	10
685	*	Layne Christensen Co	10
4,974	*	Matrix Service Co	25
4,926	*	Quanta Services, Inc	30

		TOTAL SPECIAL TRADE CONTRACTORS	278

STONE, CLAY, AND GLASS PRODUCTS - 0.21%
532		Ameron International Corp	18
684		Anchor Glass Container Corp	6
2,068		Apogee Enterprises, Inc	27
1,725	*	Cabot Microelectronics Corp	63
962		CARBO Ceramics, Inc	69
93,696	*	Corning, Inc	1,038
679		Eagle Materials, Inc	48
648		Eagle Materials, Inc (Class B)	45
2,125		Florida Rock Industries, Inc	104
2,274		Lafarge North America, Inc	107
1,000		Libbey, Inc	19
7,657	*	Owens-Illinois, Inc	123
1,470	*	U.S. Concrete, Inc	9
2,700	b*	USG Corp	49

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,725

TOBACCO PRODUCTS - 0.96%
142,549		Altria Group, Inc	6,706
4,025		Loews Corp (Carolina Group)	98
10,290		Reynolds American, Inc	700
1,760		Universal Corp (Virginia)	79
11,669		UST, Inc	470
1,645		Vector Group Ltd	25

		TOTAL TOBACCO PRODUCTS	8,078

TRANSPORTATION BY AIR - 0.38%
5,873	*	Airtran Holdings, Inc	58
1,734	*	Alaska Air Group, Inc	43
2,003	*	America West Holdings Corp (Class B)	11
10,953	*	AMR Corp	80

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
4,581	*	Continental Airlines, Inc (Class B)	39
8,490	*	Delta Air Lines, Inc	28
2,603	*	ExpressJet Holdings, Inc	26
21,136		FedEx Corp	1,811
2,900	*	FLYi, Inc	11
1,495	*	Forward Air Corp	60
2,150	*	Frontier Airlines, Inc	17
6,297	*	JetBlue Airways Corp	132
2,151	*	Mesa Air Group, Inc	11
5,197	*	Northwest Airlines Corp	43
1,365	*	Offshore Logistics, Inc	47
347	*	Republic Airways Holdings, Inc	3
4,035		Skywest, Inc	61
53,247		Southwest Airlines Co	725

		TOTAL TRANSPORTATION BY AIR	3,206

TRANSPORTATION EQUIPMENT - 2.66%
2,761	*	AAR Corp	34
545	*	Aftermarket Technology Corp	7
2,936		American Axle & Manufacturing Holdings, Inc	86
1,100		Arctic Cat, Inc	29
4,699		ArvinMeritor, Inc	88
6,789		Autoliv, Inc	274
2,573	*	BE Aerospace, Inc	23
57,749		Boeing Co	2,981
6,584		Brunswick Corp	301
1,687		Clarcor, Inc	80
1,035		Coachmen Industries, Inc	16
440		Curtiss-Wright Corp (Class B)	24
10,224		Dana Corp	181
35,314		Delphi Corp	328
496	*	Ducommun, Inc	11
3,359		Federal Signal Corp	62
3,728	*	Fleetwood Enterprises, Inc	57
123,796		Ford Motor Co	1,739
2,751	*	GenCorp, Inc	37
13,407		General Dynamics Corp	1,369
32,768		General Motors Corp	1,392
5,539		Gentex Corp	195
12,200		Genuine Parts Co	468
8,131		Goodrich Corp	255
394		Greenbrier Cos, Inc	9
21,206		Harley-Davidson, Inc	1,260
2,622	*	Hayes Lemmerz International, Inc	27
785		Heico Corp	14
78		Heico Corp (Class A)	1
58,968		Honeywell International, Inc	2,115
1,612		Kaman Corp (Class A)	19
26,153		Lockheed Martin Corp	1,459
711		Marine Products Corp	13
4,500	*	Mascotech, Inc Escrow	(0)
1,720		Monaco Coach Corp	37
4,275	*	Navistar International Corp	159
441		Noble International Ltd	8
24,744		Northrop Grumman Corp	1,320
2,450		Oshkosh Truck Corp	140
11,908		Paccar, Inc	823
3,200		Polaris Industries, Inc	179
433	*	Sequa Corp (Class A)	23
1,755	*	Sports Resorts International, Inc	7
500		Standard Motor Products, Inc	8

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
255	*	Strattec Security Corp	16
1,631		Superior Industries International, Inc	49
2,183	*	Teledyne Technologies, Inc	55
2,719	*	Tenneco Automotive, Inc	36
8,002		Textron, Inc	514
2,800		Thor Industries, Inc	74
2,420		Trinity Industries, Inc	75
1,552	*	Triumph Group, Inc	53
1,678	*	TRW Automotive Holdings Corp	32
3,244	*	United Defense Industries, Inc	130
36,209		United Technologies Corp	3,381
9,045		Visteon Corp	72
1,883	*	Wabash National Corp	52
2,761		Westinghouse Air Brake Technologies Corp	52
1,734		Winnebago Industries, Inc	60

		TOTAL TRANSPORTATION EQUIPMENT	22,309

TRANSPORTATION SERVICES - 0.13%
400		Ambassadors Group, Inc	11
4,924		C.H. Robinson Worldwide, Inc	228
2,500	*	EGL, Inc	76
6,794		Expeditors International Of Washington, Inc	351
3,426		GATX Corp	91
405	*	HUB Group, Inc	15
872	*	Navigant International, Inc	14
850	*	Orbitz, Inc (Class A)	23
1,700	*	Pacer International, Inc	28
2,021	*	RailAmerica, Inc	22
9,902		Sabre Holdings Corp	243

		TOTAL TRANSPORTATION SERVICES	1,102

TRUCKING AND WAREHOUSING - 0.48%
1,500		Arkansas Best Corp	55
3,458		CNF, Inc	142
424	*	Covenant Transport, Inc (Class A)	8
3,217		Heartland Express, Inc	59
4,000		Hunt (J.B.) Transport Services, Inc	149
2,128	*	Landstar System, Inc	125
635	*	Marten Transport Ltd	11
1,145	*	Old Dominion Freight Line	33
1,947		Overnite Corp	61
421	*	P.A.M. Transportation Services	8
579	*	Quality Distribution, Inc	4
900	*	SCS Transportation, Inc	17
1,500	*	Sirva, Inc	34
4,341	*	Swift Transportation Co, Inc	73
400	*	U.S. Xpress Enterprises, Inc (Class A)	7
39,148		United Parcel Service, Inc (Class B)	2,972
1,835		USF Corp	66
3,416		Werner Enterprises, Inc	66
3,338	*	Yellow Roadway Corp	157

		TOTAL TRUCKING AND WAREHOUSING	4,047

WATER TRANSPORTATION - 0.03%
2,785		Alexander & Baldwin, Inc	95
844	*	Gulfmark Offshore, Inc	14
421	*	Hornbeck Offshore Services, Inc	7
1,507	*	Kirby Corp	61
1,962		Overseas Shipholding Group, Inc	97
600	*	Seabulk International, Inc	6

		TOTAL WATER TRANSPORTATION	280

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
WHOLESALE TRADE-DURABLE GOODS - 1.81%
384	*	1-800 Contacts, Inc	6
1,100		Action Performance Cos, Inc	11
5,979	*	Adesa, Inc	98
2,158		Agilysys, Inc	37
839	*	Alliance Imaging, Inc	6
2,198		Anixter International, Inc	77
1,381		Applied Industrial Technologies, Inc	49
8,011	*	Arrow Electronics, Inc	181
1,206	*	Audiovox Corp (Class A)	20
2,154	*	Aviall, Inc	44
8,446	*	Avnet, Inc	145
1,038		Barnes Group, Inc	29
1,208	*	BioVeris Corp	8
3,872		BorgWarner, Inc	168
1,342	*	Brightpoint, Inc	23
2,100		Carlisle Cos, Inc	134
4,002		CDW Corp	232
1,641	*	Compucom Systems, Inc	8
794	*	Department 56, Inc	13
1,490	*	Digi International, Inc	17
1,525	*	Global Imaging Systems, Inc	47
1,800		Handleman Co	37
4,258		Hughes Supply, Inc	128
9,909		IKON Office Solutions, Inc	119
1,091	*	Imagistics International, Inc	37
8,393	*	Ingram Micro, Inc (Class A)	135
3,362	*	Insight Enterprises, Inc	57
715	*	Insurance Auto Auctions, Inc	12
547	*	INTAC International	4
206,344		Johnson & Johnson	11,623
739	*	Keystone Automotive Industries, Inc	16
2,533	*	Knight Transportation, Inc	54
300		Lawson Products, Inc	12
1,014	*	LKQ Corp	19
3,352		Martin Marietta Materials, Inc	152
763	*	Merge Technologies, Inc	13
1,224	*	Metal Management, Inc	22
2,986	*	Microtek Medical Holdings, Inc	9
1,454	*	Navarre Corp	21
2,729		Owens & Minor, Inc	69
4,475	*	Patterson Cos, Inc	343
4,013		Pep Boys-Manny Moe & Jack	56
4,800	*	PSS World Medical, Inc	48
1,959		Reliance Steel & Aluminum Co	78
9,000	*	Safeguard Scientifics, Inc	17
871	*	Scansource, Inc	56
3,706		SCP Pool Corp	99
1,219	*	TBC Corp	27
4,029	*	Tech Data Corp	155
5,318		W.W. Grainger, Inc	307
1,547		Watsco, Inc	46
1,000	*	WESCO International, Inc	24
2,884	*	Zoran Corp	45

		TOTAL WHOLESALE TRADE-DURABLE GOODS	15,193

WHOLESALE TRADE-NONDURABLE GOODS - 0.65%
3,000		Acuity Brands, Inc	71
833		Advanced Marketing Services, Inc	9
4,181		Airgas, Inc	101

TIAA Stock Index Account

PRINCIPAL//SHARES			VALUE (000)
1,800	*	Allscripts Healthcare Solutions, Inc	16
7,751		AmerisourceBergen Corp	416
4,795		Brown-Forman Corp (Class B)	220
30,538		Cardinal Health, Inc	1,337
702	*	Central European Distribution Corp	16
2,584	*	Chiquita Brands International, Inc	45
3,045		DIMON, Inc	18
3,261	*	Endo Pharmaceuticals Holdings, Inc	60
493		Getty Realty Corp	13
1,696	*	Hain Celestial Group, Inc	30
3,050	*	Henry Schein, Inc	190
500		Kenneth Cole Productions, Inc (Class A)	14
19,200		McKesson Corp	492
2,069	*	Men’s Wearhouse, Inc	60
1,402	*	Metals USA, Inc	25
785		Nash Finch Co	25
3,652		Nu Skin Enterprises, Inc (Class A)	86
438	*	Nuco2, Inc	9
3,222	*	Performance Food Group Co	76
4,300		Perrigo Co	88
193	*	Perry Ellis International, Inc	4
84	f*	Priority Healthcare Corp (Class A)	2
2,341	*	Priority Healthcare Corp (Class B)	47
303	*	Provide Commerce, Inc	6
1,702		Russell Corp	29
1,320	*	School Specialty, Inc	52
900	*	Smart & Final, Inc	15
803		Standard Commercial Corp	13
2,696		Stride Rite Corp	28
9,074		Supervalu, Inc	250
45,584		Sysco Corp	1,361
2,162	*	Tractor Supply Co	68
2,582	*	United Natural Foods, Inc	69
2,061	*	United Stationers, Inc	89
1,821		Valhi, Inc	27

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	5,477

		TOTAL COMMON STOCK	837,628

		(Cost $714,071)
		TOTAL PORTFOLIO - 99.97%	837,677
		(Cost $714,107)
		OTHER ASSETS & LIABILITIES, NET - 0.03%	215

		NET ASSETS - 100.00%	$837,892

*	Non-income producing

b	In bankruptcy

f
Restricted securities — Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At September 30, 2004, the value of these securities amounted to $679,000 or 0.08% of net assets.

TIAA Stock Index Account

Additional information on each restricted security is as follows:

SECURITY	ACQUISTION DATE	ACQUISITION COST
Deckers Outdoor Corp	06/17/04	$16,818
McLeodUSA, Inc Escrow	05/14/02	0
Newell Rubbermaid, Inc	12/12/01	647,881
Playtex Products, Inc	12/12/01	24,362
Priority Healthcare Corp (Class A)	01/04/99	1,148
Steinway Musical Instruments, Inc	12/12/01	12,068
Triad Hospitals, Inc	12/12/01	113,424
United Rentals, Inc	12/12/01	100,675
Wiltel Communication Group, Inc	12/04/03	0

		$916,376

For ease of presentation, we have grouped a number of classification categories together in the Statement of Investments. Note that the accounts use more specific industry categories following their investment limitations on industry concentration.

Item 2. Controls and Procedures.

     (a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

     (b) Changes in internal controls. There were no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1
Date: November 29, 2004	By:	/s/ Bertram L. Scott
Bertram L. Scott
Executive Vice President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 29, 2004	By:	/s/ Bertram L. Scott
Bertram L. Scott
Executive Vice President (principal executive officer)

Date: November 29, 2004	By:	/s/ Elizabeth A. Monrad
Elizabeth A. Monrad
Executive Vice President (principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)